As  filed  with  the   Securities   and  Exchange   Commission   on
June 5, 1998

                                       Registration No. 333-_______
                                       File No. 811-_____

                SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON, D.C. 20549
                             FORM N-1A


REGISTRATION SATEMENT UNDER THE SECURITIES ACT OF 1933        / X /
      PRE-EFFECTIVE AMENDMENT NO. __                         /    /
      POST-EFFECTIVE AMENDMENT NO. ___                      /    /

                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
           COMPANY ACT OF 1940                             /  X /
      AMENDMENT NO.                                       /    /

                   OPPENHEIMER STABLE VALUE FUND
------------------------------------------------------------------------------
        (Exact Name of Registrant as Specified in Charter)

       Two World Trade Center, New York, New York 10048-0203
-------------------------------------------------------------------------------
             (Address of Principal Executive Offices)

                           212-323-0200
-----------------------------------------------------------------------------
                  (Registrant's Telephone Number)

                      ANDREW J. DONOHUE, ESQ.
                      OppenheimerFunds, Inc.
       Two World Trade Center, New York, New York 10048-0203
------------------------------------------------------------------------------
              (Name and Address of Agent for Service)

Approximate Date of Proposed Offering: As soon as practicable after the effective date of this Registration
Statement and thereafter from day to day.

It is proposed that this filing will become  effective:
  / / Immediately upon
     filing  pursuant to paragraph (b) / / On  __________________,  pursuant to paragraph (b)
/ / 60 days after filing,  pursuant to paragraph  (a)(1)
/ /  On  _______,  pursuant  to  paragraph  (a)(1)
/ / 75 days  after  filing,
      pursuant to paragraph (a)(2) / / On _______, pursuant to paragraph (a)(2) of Rule 485.

     The Registrant hereby amends the Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

                             FORM N-1A

                   OPPENHEIMER STABLE VALUE FUND


                       Cross Reference Sheet

Part A of
Form N-1A
Item No.      Prospectus Heading

    1         Cover Page
    2         Expenses; A Brief Overview of the Fund
    3         *
    4         Front Cover Page; Investment Objective and Policies
    5           Expenses;  How the Fund is  Managed -  Organization
and History;
              Back Cover
    5A        *
    6         Dividends,  Capital Gains and Taxes;  How the Fund is
    Managed - Organization and
              History; The Transfer Agent
    7         How to Exchange Shares;  Special  Investor  Services;
    Service  Plan for Class A shares;
              Distribution  and Service Plans for Class B and Class
    C Shares; How to Buy Shares; How
              to  Sell  Shares;   Shareholder   Account  Rules  and
    Policies
    8         How to Sell Shares;  How to Exchange Shares;  Special
Investor
              Services
    9         *

Part B of
Form N-1A
Item No.      Heading in Statement of  Additional  Information  or
Prospectus

    10        Cover Page
    11        Cover Page
    12        *
    13        Investment  Objective and Policies;  Other Investment

              Techniques  and  Strategies;   Additional  Investment
Restrictions
    14        How the Fund is Managed -- Trustees  and  Officers of
the Fund
    15        How the Fund is Managed -- Major Shareholders
    16        How  the  Fund  is  Managed;  Additional  Information
              about the  Fund; Distribution and
              Service Plans; Back Cover
    17        How the Fund is Managed
    18        Additional Information about the Fund
    19        About Your Account -- How to Buy Shares,  How to Sell
Shares,
              How to Exchange Shares
    20        Dividends, Capital Gains and Taxes
    21        How  the  Fund  is  Managed;  Additional  Information
about the
              Fund  - The  Distributor;  Distribution  and  Service
Plans
    22        *
    23        Financial Statements
----------------
*Not applicable or negative answer.

Oppenheimer
Stable Value Fund

Prospectus dated ________, 1998

Oppenheimer Stable Value Fund is a mutual fund that seeks high current income while seeking to maintain a stable value per share. In seeking its objective, the Fund invests in shares of (i) Oppenheimer Limited Term Government Fund, which has an investment objective of seeking high current return and safety of principal by investing principally in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-backed securities issued by Government National Mortgage Association, (ii) Oppenheimer Bond Fund, which has an investment objective of seeking a high level of current income by investing mainly in debt instruments, (iii) Oppenheimer Money Market Fund, Inc., which is a money market fund with an investment objective of maximum current income consistent with stability of principal, (iv) Oppenheimer U.S. Government Trust, which has an investment objective of seeking high current income, preservation of capital and maintenance of liquidity primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (v) Oppenheimer Strategic Income Fund, which has an investment objective of seeking a high level of current income by investing mainly in debt securities and by writing covered call options on them. The Fund also invests in certain hedging instruments, and in contracts issued by financial institutions, such as insurance companies and banks, that are intended to stabilize the value per share of the Fund.

      The Fund is not a money market fund, and there can be no assurance that it will be able to maintain a stable net asset value per share or otherwise achieve its objective. The Fund is offered solely to employee benefit plans and 403(b)(7) Custodial Account plans meeting specified criteria.

      This Prospectus explains concisely what you should know before investing in the Fund. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about the Fund in the ___________ , 1998 Statement of Additional Information. For a free copy, call OppenheimerFunds Services, the Fund's Transfer Agent, at 1-800-525-7048, or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).

                                          (Oppenheimer funds logo)

Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the F.D.I.C. or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES   AND  EXCHANGE   COMMISSION   NOR  HAS  THE  COMMISSION
PASSED
UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents

           A B O U T  T H E  F U N D

           Expenses

           A Brief Overview of the Fund

           Investment Objective and Policies

           How the Fund is Managed

           Performance of the Fund


           A B O U T  FUND  A C C O U N TS

           How to Buy Shares
           Class A Shares
           Class B Shares
           Class C Shares
           Class Y Shares

           How to Sell Shares

           How to Exchange Shares

           Shareholder Account Rules and Policies

           Dividends, Capital Gains and Taxes

A B O U T  T H E  F U N D

Expenses

The Fund pays a variety of expenses directly for administration, distribution of its shares and other services and those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. In addition, the Fund will indirectly bear its pro-rata share of the expenses of the underlying funds in which it invests. All Plans (throughout this Prospectus, "shareholder" and "Plan" refers to the retirement plans that are eligible to purchase shares of the Fund) therefore pay those expenses indirectly. Plans pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help shareholders understand their direct expenses of investing in the Fund and the share of the Fund's business operating expenses that they will bear indirectly.

      o Shareholder Transaction Expenses are charges a shareholder pays when it buys or sells shares of the Fund. Please refer to "About Your Account" starting on page __ for an explanation of how and when these charges apply.

                    Class A      Class B    Class C   Class Y
                    Shares       Shares     Shares    Shares
------------------------------------------------------------------------------
Maximum Sales       3.50%        None       None      None
Charge on
Purchases (as a %
of offering price)
------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (as a % of the lower
of the original offering price
or redemption proceeNone(1)         4% in the fir1% if    None
                                 year, declishares are
                                 to 1% in thredeemed
                                 fifth year within 12
                                 eliminated months of
                                 thereafter(purchase(2)
-----------------------------------------------------------------------------
Maximum Sales ChargeNone         None       None      None
on Reinvested
Dividends
-----------------------------------------------------------------------------
Exchange Fee        None         None       None      None
-----------------------------------------------------------------------------
Redemption Fee      2.0%(3)         2.0%(3) 2.0%(3)   2.0%(3)

(1) If a "Retirement Plan" as defined below invests $500,000 or more in Class A shares, the Plan may have to pay a sales charge of up to 1% if it sells its shares within 18 calendar months from the end of the calendar month during which the Plan purchased those shares. See "How to Buy Shares --
Buying Class A Shares," below.
(2) See "How to Buy Shares -- Buying Class B Shares," and "How to Buy Shares -- Buying Class C Shares" below, for more information on the contingent deferred sales charges. (3) Under normal circumstances, redemptions of shares that are directed by Plan participants for reasons of death, disability, retirement, employment termination, loans, hardship, and other Plan permitted withdrawals and exchanges to other Plan investments with a targeted average effective portfolio duration of more than 3 years are not subject to a redemption fee. Redemptions of shares that are not directed by Plan participants and that are made on less than twelve months' prior written notice to the Fund are subject to a redemption fee payable to the Fund of 2% of the proceeds of the redemption. In addition, there is a $10 transaction fee for redemptions paid by Federal Funds wire, but not for redemptions paid by check or by ACH transfer through AccountLink. See "How to Sell Shares".

      o Annual Fund Operating Expenses are paid out of the Fund's assets and represent the Fund's expenses in operating its business. While the Fund itself pays no management fee to its investment adviser, OppenheimerFunds, Inc. (which is referred to in this Prospectus as the "Manager") it indirectly bears its pro-rata share of the management fees of the underlying Oppenheimer funds in which it invests. The Fund has other regular expenses for services, such as transfer agent fees, custodial fees paid to the bank that holds the Fund's portfolio securities, audit fees and legal expenses.

Annual Fund Operating Expenses (as a percentage of average net assets)

                          Class A   Class B Class C   Class Y
                          Shares    Shares  Shares    Shares
------------------------------------------------------------------------------
Management Fees           ____%*    ____%*  ____%*    ____%*
-----------------------------------------------------------------------------
12b-1 Plan Fees           0.25%     1.00%   1.00%     None
-----------------------------------------------------------------------------
Other Expenses            ____%*    ____%*  ____%*    _____%*
-----------------------------------------------------------------------------
Total Fund Operating      ____%*    ____%*  ____%*    _____%*
Expenses

-----------------
* To be included by amendment.

       The "12b-1 Plan Fees" for Class A shares are the service plan fees (which can be up to a maximum of 0.25% of average annual net assets of that class), and for Class B and Class C shares, are the service plan fees (which can be up to a maximum of 0.25%) and the asset-based sales charges of 0.75%. Because the Fund is a new fund and has no operating history, the rates for the management fee and the 12b-1 fees are stated in the table above to be the maximum rates that can be charged. These plans are described in greater detail in "How to Buy Shares." "Other Expenses" in the table above are estimated based on the Manager's projections of those expenses in the Fund's first year of operations.

      The actual expenses for each class of shares in the Fund's current fiscal year and in future years may be more or less than the numbers in the chart, depending on a number of factors, including the actual amount of the Fund's assets represented by each class of shares.

     o Examples. To try to show the effect of these expenses on an investment over time, we have created the hypothetical examples shown below. Assume that a Plan makes a $1,000 investment in each class of shares of the Fund, and the Fund's annual return is 5%, and that its operating expenses for each class are the ones shown in the Annual Fund Operating Expenses table above. If a Plan were to redeem its shares at the end of each period shown below, its investment would incur the following expenses by the end of 1 and 3 years. The first example reflects the effect of the 2% redemption fee.


                     1 year    3 years
-----------------------------------------------------------------
Class A Shares       $__*      $__*
-----------------------------------------------------------------
Class B Shares       $__*      $__*
-----------------------------------------------------------------
Class C Shares       $__*      $__*
-----------------------------------------------------------------
Class Y Shares       $__*      $__*

     If a Plan did not redeem its investment, it would incur the following expenses:

Class A Shares       $__*      $__*
-----------------------------------------------------------------
Class B Shares       $__*      $__*
-----------------------------------------------------------------
Class C Shares       $__*      $__*
----------------------------------------------------------------
Class Y Shares       $__*      $__*

--------------
* To be included by amendment.

In the first example, expenses include the Class A initial sales charge and the applicable Class B or Class C contingent deferred sales charge. In the second example, Class A expenses include the initial sales charge, but Class B and Class C expenses do not include contingent deferred sales charges. Because of the effect of the asset-based sales charge and the contingent deferred sales charge on Class B and Class C shares, long-term Class B and Class C shareholders could pay the economic equivalent of more than the maximum front-end sales charge allowed under applicable regulations. For Class B shareholders, the automatic conversion of Class B shares into Class A shares is designed to minimize the likelihood that this will occur. Please refer to "How to Buy Shares" for more information.

     These examples show the effect of expenses on an investment, but are not meant to state or predict actual or expected costs or investment returns of the Fund, all of which may be more or less than those shown.

A Brief Overview of the Fund

     Some of the important facts about the Fund are summarized below, with references to the section of this Prospectus where more complete information can be found. Plan sponsors and/or Plan participants should carefully read the entire Prospectus before making a decision about investing or directing that a portion of their plan account be invested in the Fund. Keep the Prospectus for reference after investing, particularly for information about Plan accounts, such as how to sell or exchange shares.

     o What is the Fund's Investment Objective? The Fund's investment objective is to seek high current income while seeking to maintain a stable value per share.

     o What Does the Fund Invest In? The Fund will invest its assets in Class Y shares of Oppenheimer Limited Term Government Fund, Class Y shares of Oppenheimer Bond Fund, Class Y shares of Oppenheimer U.S. Government Trust, Class Y shares of Oppenheimer Strategic Income Fund, shares of Oppenheimer Money Market Fund, Inc., certain hedging instruments, and contracts ("Wrapper Agreements") with financial institutions, such as insurance companies and banks, that are intended to stabilize the value per share of the Fund. Further information about the investment policies and investment techniques and strategies of the underlying Oppenheimer funds can be found in "Description of Underlying Funds" and in the Statement of Additional Information,as well as in the prospectuses of each of the underlying funds.

     o Who Manages the Fund? The Fund's investment advisor is OppenheimerFunds, Inc., which (including subsidiaries) advises investment company portfolios having over $85 billion in assets at March 31, 1998. The Manager is paid an advisory fee by the Fund, based on its net assets. The Fund's portfolio manager, who is primarily responsible for allocating the Fund's assets among the underlying funds, is Jerry Webman. The Fund's Board of Trustees, elected by shareholders, oversees the investment advisor and the portfolio manager. Please refer to "How the Fund is Managed," starting on page __ for more information about the Manager and its fees.

     o How Risky is the Fund? The value of the shares of the underlying funds held by the Fund will fluctuate based upon changes in domestic interest rates, market conditions, and other economic and political news. In general, the prices of these securities will rise when interest rates fall, and fall when interest rates rise. The Wrapper Agreements are intended to stabilize the value per share by offsetting fluctuations in the value of the shares of the underlying funds under certain conditions. Under most circumstances, the combination of the Fund's securities and Wrapper Agreements is expected to provide Fund shareholders with a consistent net asset value per share and a current rate of return that is higher than most money market mutual funds over most time periods. However, there can be no guarantee that the Fund will achieve its investment objective or maintain a constant price per share. There is also no guarantee that any Plan or Plan participant will realize the same investment return as might be realized by a direct investment in shares of the underlying funds without the Wrapper Agreements, or that the Fund's rate of return will be higher than that of most money market mutual funds.

     The Fund incurs costs in connection with its investment in Wrapper Agreements which will reduce the Fund's investment return. An issuer of a Wrapper Agreement could default on its obligations under the agreement or the Fund might be unable to obtain Wrapper Agreements covering all of its assets. The default or the inability to obtain Wrapper Agreements might result in a decline in the value of the Fund's shares. Moreover, in valuing a Wrapper Agreement, the Board of Trustees of the Fund may determine that such agreement should not be carried by the Fund at a value sufficient to maintain the Funds net asset value per share. Please refer to "Investment Policies and Strategies" starting on page __ and to the Statement of Additional Information for a more complete discussion of the Fund's investment risks.

     o How Can Plan Participants Buy Shares? Shares of the Fund are offered solely to employee benefit plans and 403(b)(7) Custodial Plans meeting specified criteria ("Plans"). Plan participant purchases of Fund shares are handled in accordance with each Plan's specific provisions.
Plan participants should contact their Plan administrator for details concerning how they may purchase shares of the Fund. It is the responsibility of the Plan administrator or other Plan service provider to forward instructions for purchase transactions to the Fund's transfer agent.

     o Will Plan  Participants  Pay a Sales  Charge to Buy  Shares?
The Fund has four classes
of  shares.   Each   class  of  shares  has  the  same   investment
portfolio, but different expenses. Class A shares are offered with a front-end sales charge, starting at 3.5% and reduced for larger purchases.
Class B and Class C shares are offered without front-end sales charges, but may be subject to a contingent deferred sales charge if redeemed within 5 years or 12 months, respectively, of purchase. There is also an annual asset-based sales charge on Class B and Class C shares. Class Y shares are offered without a front-end and contingent-deferred sales charges.
 Class Y shares are only available
for plans that have special agreements with the Distributor.

     o How Can Plan Participants Sell Their Shares? Plan participant redemptions of Fund shares are handled in accordance with each Plan's specific provisions. Plans may have different provisions with respect to the timing and method of redemptions by Plan participants. Plan participants should contact their Plan administrator for details concerning how they may redeem shares of the Fund. It is the responsibility of the Plan administrator or other Plan service provider to forward instructions for redemption transactions to the Fund's transfer agent.

     o How Has the Fund Performed? The Fund measures its performance by quoting a yield, dividend yield, average annual total return and cumulative total return, which measure historical performance. Those returns can be compared to the yields and total returns (over similar periods) of other mutual funds. Of course, other funds may have different objectives, investments, and levels of risk. The Fund's performance can also be compared to various unmanaged indices or results of other mutual funds with similar investment objectives. Please remember that past performance does not guarantee future results.

Investment Objective and Policies

Objective. The Fund seeks high current income while seeking to maintain a stable value per share.

Investment Policies and Strategies. The Fund intends to seek its investment objective by allocating at least 85% of its total assets among Class Y shares of Oppenheimer Limited-Term Government Fund, Class Y shares of Oppenheimer Bond Fund, Class Y shares of Oppenheimer U.S. Government Trust, Class Y shares of Oppenheimer Strategic Income Fund, shares of Oppenheimer Money Market Fund, Inc., and certain hedging instruments. In addition, the Fund will enter into Wrapper Agreements with insurance companies, banks or other financial institutions ("Wrapper Providers") that are rated, at the time of purchase, in one of the top three long-term rating categories by Moody's Investors Service, Inc.("Moody's") or Standard & Poor's Rating Services ("Standard & Poor's"). There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they will be considered illiquid. At the time of purchase, the value of all Wrapper Agreements will not exceed 15% of the Fund's net assets. The Fund is not a money market fund, and there can be no assurance that it will be able to maintain a stable net asset value per share.

     The Fund anticipates that under normal market conditions, it will maintain an average effective portfolio duration of not more than three years. The Fund measures its portfolio duration on a "dollar-weighted" basis. "Effective portfolio duration" refers to the expected percentage change in the value of a bond resulting from a change in general interest rates (measured by each 1% change in the rates on U.S. Treasury securities). For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond to decline in value by about 3%. It is a measure of portfolio volatility and is one of the basic tools used by the Manager in allocating the Fund's assets among the underlying funds. However, the calculation of duration of the Fund's portfolio cannot be relied on as an exact prediction of future volatility. Even though the Fund intends that its dollar-weighted average effective portfolio duration will generally not exceed three years, certain market conditions may temporarily increase the Fund's duration beyond its target.

Diversification.   The  Fund  is  a  "non-diversified"   investment
company for purposes of the Investment
Company Act of 1940 because it invests in the securities of a limited number of mutual funds.
However, the underlying funds themselves are diversified investment companies. The Fund intends to qualify as a diversified investment company for the purpose of Subchapter M of the Internal
Revenue Code.

Description of Underlying Funds

     As described above, the Fund will invest in shares of Oppenheimer Limited-Term Government Fund, Oppenheimer Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund, and Oppenheimer Money Market Fund (collectively referred to as the "underlying funds"). These underlying funds were chosen as investments for the Fund based on the Manager's determination that they would provide an optimal return for which Wrapper Agreements are available. The following is a brief description of the investment objective and policies of the underlying funds. Additional information about the underlying funds is contained in the Statement of Additional Information, and in the prospectus for each underlying fund.

     The Oppenheimer Limited-Term Government Fund's ("Limited-Term Government Fund") investment objective is to seek high current return and safety of principal. The Limited-Term Government Fund seeks its objective by investing principally in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-backed securities, and repurchase agreements on such securities. The Limited-Term Government Fund may also write covered calls and use certain types of securities called "derivative investments" and hedging instruments to try to manage investment risks. Under normal circumstances, the Fund will invest at least 65% of its net assets but not more than 90% of its net assets in Class Y shares of Limited-Term Government Fund.

     The Oppenheimer Bond Fund's ("Bond Fund") investment objective is to seek a high level of current income by investing mainly in debt instruments. Under normal market conditions, the Bond Fund invests at least 65% of its total assets in a diversified portfolio of investment grade fixed-income securities issued by foreign or domestic issuers. These include (i) investment-grade debt securities rated BBB or above by Standard & Poor's Corporation or Baa or above by Moody's Investors Service, Inc. or another nationally recognized statistical rating organization, or, if unrated, are of comparable quality as determined by the Bond Fund's manager; (ii) securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities or obligations secured by such securities; and (iii) high-quality, short-term money market instruments.

     The Bond Fund may invest up to 35% of its total assets in non-investment grade debt instruments issued by foreign or domestic issuers. Although non-investment grade securities generally offer the potential for higher income than investment grade securities, they may be subject to greater market fluctuations and a greater risk of default because of the issuer's low creditworthiness. The Bond Fund may also write covered calls and use certain types of securities called "derivative instruments" and hedging instruments to try to manage investment risks. Under normal circumstances, the Fund will invest no more than 15% of its net assets in Class Y shares of Bond Fund.

     The Oppenheimer U.S. Government Trust's ("U.S. Government Trust") investment objective is to seek high current income, preservation of capital and maintenance of liquidity. U.S. Government
Trust primarily invests in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements on such securities. U.S. Government Trust may write covered calls and use certain hedging instruments approved by its Board of Trustees to try to manage investment risks. U.S. Government Securities that the U.S. Government Trust invests in include collateralized mortgage obligations ("CMO's") whose payment of principal and interest generated by the pool of mortgages is passed through the U.S. Government Trust. CMO's may be issued in a variety of classes or series that have different maturities and levels of volatility. U.S.
Government Trust may also invest in "stripped" CMO's or mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of the interest and principal payments. In certain cases, one class will receive all of the interest payments, while the other class will receive all of the principal value on maturity. Under normal circumstances, the Fund will not invest more than 15% of its net assets in Class Y shares of U.S. Government Trust.

     The Oppenheimer Strategic Income Fund's ("Strategic Income Fund") investment objective is to seek a high level of current income by investing mainly in debt securities and by writing covered
call   options  on  them.   The   Strategic   Income  Fund  invests
principally in three market sectors: (1) debt
securities  of  foreign   governments   and  companies,   (2)  U.S.
Government securities, and (3) lower-
rated, high yield debt securities of U.S. companies. Under normal market conditions, the Strategic Income Fund will invest in each of these three sectors, but from time to time the Manager will adjust the amounts the Strategic Income Fund invests in each sector. The Strategic Income Fund may invest up to 100% of its assets in any one sector if the Manager believes that in doing so the Fund can achieve its objective without undue risk to the Fund's assets. Under normal circumstances, the Fund will not invest more than 10% of its net assets in Class Y shares of Strategic Income Fund.

     Oppenheimer Money Market Fund's ("Money Market Fund") investment objective is to seek the maximum current income that is consistent with stability of principal. Money Market Fund seeks its objective by investing in short-term highly liquid securities that meet specific credit quality standards under the Investment Company Act of 1940. The money market securities the Money Market Fund invests in may include U.S. Government securities, repurchase agreements, certificates of deposit and high quality commercial paper issued by companies. The Money Market Fund attempts to maintain a stable share price of $1.00, but there is no guarantee it will do so. Under normal circumstances, the Fund will invest at least 10% of its net assets and may invest up to 100% of its net assets in shares of Money Market Fund.

Special Risks of Investing in Underlying Funds. The value of the shares of the underlying funds will fluctuate based upon changes in domestic interest rates, market conditions, and other economic and political news. In general, the prices of these securities will rise when interest rates fall, and fall when interest rates rise.

Wrapper Agreements

     Each Wrapper Agreement the Fund enters into will obligate the Wrapper Provider to maintain the "Book Value" of a portion of the Fund's investments in shares of the underlying mutual funds and hedging instruments ("Covered Assets") up to a specified maximum dollar amount, upon the occurrence of certain events. The Book Value of the Covered Assets is their purchase price (i) plus interest on the Covered Assets at a rate specified in the Wrapper Agreement ("Crediting Rate"), and (ii) less expenses of the Fund. The Crediting Rate used in computing Book Value is calculated by a formula specified in the Wrapper Agreement and is adjusted periodically. In the case of most Wrapper Agreements purchased by the Fund, the Crediting Rate is based on the actual income earned on the Covered Assets plus or minus an adjustment to amortize any gains and losses (realized and unrealized) on the Covered Assets, minus Wrapper Provider fees and Fund expenses. The Crediting Rate is normally reset monthly. As a result, while the Crediting Rate will generally reflect movements in market rates of interest, it may at any time be more or less than these rates or the actual income earned on the Covered Assets. The Crediting Rate may also be impacted by increases and decreases of the amount of Covered Assets as a result of Plan contributions and distributions tied to the sale and redemption of Fund shares. Furthermore, the premiums charged by the Wrapper Providers in connection with the Fund's investment in Wrapper Agreements are offset against Covered Assets and thus reduces the Crediting Rate. The premiums are generally paid quarterly. While the Crediting Rate may be significantly greater or less than current interest rates, in no event will the Crediting Rate fall below zero percent under the Wrapper Agreements entered into by the Fund.

     Under the terms of a typical Wrapper Agreement purchased by the Fund, if the Covered Assets plus accrued income are insufficient to provide proceeds for redemption of Fund shares by Plan participants, the Wrapper Provider becomes obligated to pay to the Fund its share of the amount
required to redeem the shares at its net asset value. Redemptions generally will arise when the Fund must pay shareholders who redeem their Fund shares. Because it is anticipated that each Wrapper Agreement will cover all Covered Assets up to a specified dollar amount, if more than one Wrapper Provider becomes obligated to pay to the Fund the difference between Book Value and market value, each Wrapper Provider will be obligated to pay a pro-rata portion amount in proportion to the maximum dollar amount of coverage provided. Thus, the Fund will not have the option of choosing which Wrapper Agreement to draw upon in any such payment situation. However, if a portion of a Wrapper Agreement is to be assigned as a payment-in-kind to a Plan, the Fund will have the discretion to choose to allocate the payment to a single Wrapper Agreement. In that circumstance, the Fund expects to address subsequent requests for such assignments to a different Wrapper Provider until each Wrapper Provider has made roughly its pro rata share of such assignments.

     The terms of the Wrapper Agreements may vary concerning exactly when these payments must actually be made between the Fund and the Wrapper Provider. In most cases, payments will be due under a Wrapper Agreement only upon termination of the Wrapper Agreement, upon total liquidation of the Covered Assets or when the market value of the Covered Assets falls below a certain percentage of their Book Value. Certain terminations, such as when a new Wrapper Provider is substituted for an existing Wrapper Provider, may not trigger a payment obligation. A Wrapper Provider's obligation to make payments to the Fund may be subject to prior notice requirements for certain types of withdrawals from the Fund. The Fund does not anticipate that it will be required to liquidate Covered Assets for the purpose of paying such withdrawals before any such notice period has expired. However, in the unlikely event that this occurs, the net asset value ("NAV") of the Fund shares may be reduced. Additionally, a Wrapper Provider's obligation to make payments for Plan withdrawals after twelve months' prior notice (as opposed to those directed by Plan participants) may require adjustments to the Crediting Rate and increases in the Fund's holdings of short term investments, which might adversely affect the return of the Fund. Please see discussion of "Liquidity Reserve" below.

Special Risks of Wrapper Agreements. The Fund expects that the use of Wrapper Agreements will under most circumstances permit the Fund to maintain a constant NAV per share and to pay dividends that will generally reflect over time both the income of, and market gains and losses on, the Covered Assets held by the Fund less the expenses of the Fund. However, there can be no guarantee that the Fund will maintain a constant NAV per share or that any Plan or Plan participant will realize the same investment return as might be realized by investing directly in the Fund's assets other than the Wrapper Agreements. For example, under the valuation procedures adopted by the Fund's Board of Trustees, the Crediting Rate under the Wrapper Agreements is an important factor in determining the return realized by Fund shareholders. In most circumstances, the Crediting Rate is expected to reflect the current yield of the underlying funds, adjusted for expenses and the stabilizing effect of the Wrapper Agreements. Under certain circumstances (i.e., rising interest rates during a period when net Fund redemptions are at a high level), the Crediting Rate, and thus a shareholder's return, may be substantially below that of otherwise comparable investments, such as a money market fund.

     Furthermore, a default by the issuer of a Wrapper Agreement on its obligations might result in a decrease in the value of the Fund's shares. Additionally, a Plan may realize more or less than the actual investment return on the Fund's shares depending upon the timing of the Plan's purchases and redemption of Fund shares, as well as those of other Plans. Furthermore, there can be no assurance that the Fund will be able at all times to obtain Wrapper Agreements. Although it is the current intention of the Fund to obtain such agreements covering all of its assets, the Fund may elect not to cover some or all of its assets with Wrapper Agreements should Wrapper Agreements become unavailable due to uncompetitive cost which, in the Manager's sole discretion, render their purchase inadvisable.

     In order to reduce the Fund's exposure to the credit risk of any one Wrapper Provider, the Manager will not permit any one provider to provide Book Value protection for the Covered Assets of more than (i) the greater of $150 million or 25% of the Fund's net asset value if such Wrapper Provider is rated AA- or better by Standard & Poor's or Aa- or better by Moody's, or (ii) the greater of $50 million or 15% of the Fund's net asset value if such Wrapper Provider is rated A by Standard & Poor's or Moody's. If the credit rating of any Wrapper Provider is downgraded below the limits described above, the Fund will not purchase any further Wrapper Agreements from that provider. If any Wrapper Provider's credit rating is downgraded below investment grade, the Fund will substitute for that provider's Wrapper Agreements within 90 days of the downgrade the Wrapper Agreements of providers that meet the credit limits described above.

     If, in the event of a default of a Wrapper Provider, the Fund were unable to obtain a replacement Wrapper Agreement, Plan participants redeeming shares might experience losses if the market value of the Fund's assets no longer covered by the Wrapper Agreement is below Book Value. The combination of the default of a Wrapper Provider and an inability to obtain a replacement agreement could render the Fund unable to achieve its investment objective of maintaining a stable NAV per share. If the Board of Trustees of the Fund determines that a Wrapper Provider is unable to make payments when due, the Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value of the applicable Covered Assets and the Fund might be unable to maintain NAV stability.

     Some Wrapper Agreements may require that the Fund maintain a specified percentage of its total assets in the Money Market Fund or overnight repurchase agreements ("Liquidity Reserve"). The Liquidity Reserve must be used for the payment of withdrawals from the Fund and Fund expenses. The obligation to maintain a Liquidity Reserve may result in a lower return for the Fund than if these assets were invested in shares of the other underlying funds. The Liquidity Reserve required by all Wrapper Agreements is not expected to exceed 20% of the Fund's total assets. However, the Liquidity Reserve amount may be required to be increased above this limit as a result of anticipated Plan redemptions within one year. Please see the Statement of Additional Information Fund for additional information concerning Wrapper Agreements, including the risks of investing in them.

     o Hedging. As described below, the Fund may purchase and sell certain kinds of futures contracts, put and call options, and options on futures. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes, and has limits on the use of them, described below. The hedging instruments the Fund may use are described below and in greater detail in "Hedging" in the Statement of Additional Information.

     The Fund may buy and sell options and futures to try to manage its exposure to changing interest rates. Some of these strategies, such as selling futures, buying puts and writing covered calls, hedge the Fund's portfolio against price fluctuations.

     Other hedging strategies, such as buying futures and call options and writing put options, tend to increase the Fund's exposure to the securities market as a temporary substitute for purchasing securities. Writing put options or covered call options may also provide income to the Fund for liquidity purposes or to raise cash for the Fund to distribute to shareholders.

     o Futures. The Fund may buy and sell futures contracts that relate to interest rates (these are referred to as Interest Rate Futures) and commodities (these are referred to as Commodity Futures). Interest Rate Futures are described in "Hedging" in the Statement of Additional Information.

     o Put and Call Options. The Fund may buy and sell certain kinds of put options (puts) and call options (calls). Calls the Fund buys or sells must be listed on a securities or commodities exchange, or quoted on the Automated Quotation System ("NASDAQ") of the Nasdaq Stock Market, Inc., or traded in the over-the-counter market. A call or put option may not be purchased if the value of all of the Fund's put and call options would exceed 5% of the Fund's total assets.

     The Fund may buy calls only on Interest Rate Futures and securities, or to terminate its obligation on a call the Fund previously wrote. The Fund may write (that is, sell) covered call options on futures contracts.

     When the Fund writes a call, it receives cash (called a premium). The call gives the buyer the ability to buy the investment on which the call was written from the Fund at the call price during the period in which the call may be exercised. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised, while the Fund keeps the cash premium (and the investment). After the Fund writes a call, not more than 25% of the Fund's total assets may be subject to calls. Each call the Fund writes must be "covered" while it is outstanding. That means the Fund owns the investment on which the call was written or securities that are acceptable for the escrow requirements. The Fund may write calls on Futures contracts it owns, but these calls must be covered by securities or other liquid assets the Fund owns and segregates to enable it to satisfy its obligations if the call is exercised.

     The Fund may purchase put options. Buying a put on an investment gives the Fund the right to sell the investment at a set price to a seller of a put on that investment. The Fund can buy a put on an Interest Rate Future whether or not the Fund owns the particular Future in its portfolio. The Fund may write puts on Interest Rate Futures in an amount up to 50% of its total assets only if such puts are covered by segregated liquid assets. In writing puts, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

     Options trading involves the payment of premiums and has special tax effects on the Fund.
There are also special risks in particular hedging strategies. If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing puts, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

     o Special Risks of Hedging Instruments. The use of hedging instruments requires special skills and knowledge of investment techniques that are different from what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

     o Repurchase Agreements. The Fund may enter into repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. The Fund will not enter into repurchase agreements unless ownership and control of the securities subject to the agreement are transferred to the Fund. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund may experience costs in disposing of the collateral and may experience losses if there is any delay in doing so. The Fund will not enter into a repurchase agreement that will cause more than 10% of its net assets to be subject to repurchase agreements maturing in more than seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less.

     o Borrowing for Liquidity. The Fund may borrow up to 33% of the value of its assets from banks on an unsecured basis to raise cash for liquidity purposes. The Fund can borrow only if it maintains a 300% ratio of net assets to borrowing at all times in the manner set forth in the Investment Company Act. If the Fund engages in borrowing, it may be subject to greater costs than funds that do not borrow. More detail is provided in "Borrowing for Liquidity" in the Statement of Additional Information.

Other Investment Restrictions. The Fund has certain investment restrictions that are fundamental policies. Under this restriction, the Fund cannot:

     o Concentrate investments in any particular industry except for investment companies which are members of the OppenheimerFunds family of mutual funds. Therefore the Fund will not purchase the securities of companies in any one industry if, thereafter, 25% or more of the value of the Fund's assets would consist of securities of companies in that industry.

     Unless the Prospectus states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment, and the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Other investment restrictions are listed in "Investment Restrictions" in the Statement of Additional Information.

How the Fund is Managed

Organization and History. The Fund was organized June 2, 1998 as a Massachusetts business trust. The Fund is an open-end, non-diversified management investment company, with an unlimited number of authorized shares of beneficial interest.

     The Fund is governed by a Board of Trustees, which is responsible for protecting the interest of shareholders under Massachusetts law. The Trustees periodically meet throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. The Trustees are elected by shareholders of the Fund; the initial Board was elected by the Manager as sole initial shareholder. "Trustees and Officers of the Fund" in the Statement of Additional Information names the Trustees and officers of the Fund and provides more information about them. Although the Fund will not normally hold annual meetings of Fund shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

     The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has four classes of shares, Class A, Class B, Class C and Class Y. All classes invest in the same investment portfolio. Each class has its own dividends and distributions and pays certain expenses, which may be different for the different classes. Each class may have a different net asset value. Each share has one vote at shareholder meetings, with fractional shares voting proportionally. Only shares of a particular class vote as a class on matters that affect that class alone. Shares are freely transferrable.

The Manager and Its Affiliates. The Fund is managed by the Manager, OppenheimerFunds, Inc., which is responsible for selecting the Fund's investments and handling its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement which states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

     The Manager has operated as an investment adviser since 1959.
 The Manager (including
subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $85 billion as of March 31, 1998 and with more than 4 million shareholder accounts. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

     The management services provided to the Fund by the Manager, and the services provided by the Distributor and the Transfer Agent to shareholders, depend on the smooth functioning of their computer systems. Many computer systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Failure to properly recognize dates after 1999 could have a negative impact on handling securities trades, pricing and accounting services. The Manager, the Distributor and Transfer Agent have been actively working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, because the services they provide depend on the interaction of their computer systems with the computer systems of brokers, information services and other parties, any failure on the part of the computer systems of those third parties to deal with the year 2000 may also have a negative effect on the services provided to the Fund.

     o Portfolio Manager. The Portfolio Manager of the Fund is Jerry Webman, who is employed by the Manager. He is the person principally responsible for the day-to-day management of the Fund's portfolio. Mr. Webman also serves as an officer and portfolio manager for other
Oppenheimer funds. Previously, Mr. Webman was an officer and analyst with Prudential Mutual
Funds.

     o Fees and Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, Wrapper Agreement fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment. More information about the other expenses paid by the Fund is contained in the Statement of Additional Information.

     o The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes the shares of other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

     o The Transfer Agent. The Fund's transfer agent is OppenheimerFunds Services, a division of the Manager, which acts as the shareholder servicing agent for the Fund on an "at-cost" basis. It also acts as the shareholder servicing agent for the other Oppenheimer funds. Plan sponsors should direct inquiries about their Plan accounts to the Transfer Agent at the address and toll-free number shown below in this Prospectus and on the back cover.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses the terms "total return" and "yield" to illustrate its performance. The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different as a result of the different kinds of expenses each class bears. These returns measure the performance of a hypothetical account in the Fund over various periods, and do not show the performance of each shareholder's account (which will vary if dividends are received in cash, or shares are sold or purchased). The Fund's performance data may help you see how well your investment has done over time and to compare it to other mutual funds or market indices.

     It is important to understand that the Fund's yields and total returns represent past performance and should not be considered to be predictions of future returns or performance. This performance data is described below, but more detailed information about how total returns and yields are calculated is contained in the Statement of Additional Information, which also contains information about other ways to measure and compare the Fund's performance. The Fund's investment performance will vary over time, depending on market conditions, the composition of the portfolio, expenses and which class of shares purchased.

     o Total Returns. There are different types of "total returns" used to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show the Fund's actual year-by-year performance.

     When total returns are quoted for Class A shares, normally the current maximum initial sales charge has been deducted. When total returns are shown for Class B or Class C shares, normally the contingent deferred sales charge that applies to the period for which total return is shown has been deducted. However, total returns may also be quoted at "net asset value," without including the effect of the sales charge and those returns would be less if sales charges were deducted.

     o Yield. Different types of yields may be quoted to show performance. Each class of shares calculates its standardized yield by dividing the annualized net investment income per share on the portfolio during a 30-day period by the maximum offering price on the last day of the period. The yield of each class will differ because of the different expenses of each class of shares. The yield data represents a hypothetical investment return on the portfolio, and does not measure an investment return based on dividends actually paid to shareholders. To show that return, a dividend yield may be calculated. Dividend yield is calculated by dividing the dividends of a class paid for a stated period by the maximum offering price on the last day of the period and annualizing the result. Yields for Class A shares normally reflect the deduction of the maximum initial sales charge, but may also be shown without deducting the sales charge. Yields for Class B shares and Class C shares do reflect the deduction of the wrapper fees but do not reflect the deduction of the contingent deferred sales charge or the redemption fee.

ABOUT FUND ACCOUNTS

How to Buy Shares

Plan Participants. The purchase of Fund shares by Plan participants are handled in accordance with each Plan's specific provisions. Plan participants should contact their Plan administrator for details concerning how they may purchase shares of the Fund. It is the responsibility of the Plan administrator or other Plan service provider to forward instructions for purchase transactions to the Fund's transfer agent. The following discussion of how to purchase Fund shares is intended for the Plan administrator or other Plan service provider.

Classes of Shares. The Fund offers Plans four different classes of shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.

     o Class A Shares. If a Plan purchases Class A shares, it will pay an initial sales charge on investments up to $500,000. If a Plan purchases Class A shares as part of an investment of at least $500,000 in shares of one or more Oppenheimer funds, or if the Plan has 100 or more eligible participants, has plan assets of at least $500,000, or the Plan certifies that it projects to have annual plan purchases of $200,000 or more, then the Plan will not pay an initial sales charge, but if the Plan sells any of those shares within 18 months of buying them, the Plan may pay a contingent deferred sales charge. The amount of that sales charge will vary depending on the amount invested. Sales charge rates are described in "Buying Class A Shares," below.

      o Class B Shares. If a Plan purchases Class B shares, it will pay no sales charge at the time of purchase, but if it sells those shares within five years of buying them, the Plan may pay a contingent deferred sales charge. That sales charge varies depending on how long the Plan owned the shares as described in "Buying Class B Shares," below.

     o Class C Shares. If a Plan purchases Class C Shares, it will pay no sales charge at the time of purchase, but if the Plan sells those shares within 12 months of buying them, it may pay a contingent deferred sales charge of 1%, as discussed in "Buying Class C Shares", below.

     o Class Y Shares. Class Y Shares are sold at net asset value per share without the imposition of a sales charge at the time of purchase to retirement plans that have a special agreement with the Distributor. Class Y shares are not subject to a contingent deferred sales charge, asset-based sales charge or service fee.

How Much Must a Plan Invest? A Plan can open a Fund account in Class A, B, or C shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25.

How are Shares Purchased? A Plan can buy shares several ways -- through any dealer, broker or financial institution that has a sales agreement with the Distributor, directly through the Distributor, or automatically from a bank account through an Asset Builder Plan under the OppenheimerFunds AccountLink service. The Distributor may appoint certain servicing agents as the Distributor's agent to accept purchase and redemption orders. Be sure to specify either Class A, Class B, Class C or, if the Plan qualifies, Class Y shares on the Account Application when opening Fund accounts. If a plan does not choose a Class of shares, its investment in the Fund will be made in Class A shares.

Buying Shares Through A Dealer. The Plan's designated dealer will place purchase orders with the Distributor on behalf of the Plan. The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

     o  Buying  Shares   Through  the   Distributor.   Complete  an
OppenheimerFunds New
Account   Application  and  return  it  with  a  check  payable  to
"OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If the Plan doesn't list a dealer on the application, the Distributor will act as the Plan's agent in buying the shares. However, we recommend that the Plan discuss its investment first with a financial advisor, to be sure it is appropriate for the Plan.

     o Buying Shares Through OppenheimerFunds AccountLink. A Plan can use AccountLink to link its Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member to transmit funds electronically to purchase shares, or to have the Transfer Agent send redemption proceeds.

     Shares are purchased for an account on AccountLink on the regular business day the Distributor is instructed by a Plan representative to initiate the ACH transfer to buy shares. A Plan can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. A Plan should request AccountLink privileges on the application or dealer settlement instructions used to establish the account. Please refer to "AccountLink," below for more details.

     o Asset Builder Plans. A Plan may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from an account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Statement of Additional Information.

     o At What Prices Are Shares Sold? Shares of the Fund are sold at the public offering price based on the net asset value (and any initial sales charge that applies) that is next determined after the Distributor receives the purchase order in Denver, Colorado, or the order is received and transmitted to the Distributor by an entity authorized by the Fund to accept purchase or redemption orders. The Fund has authorized the Distributor, certain broker-dealers and agents or intermediaries designated by the Distributor or those broker-dealers to accept orders. In most cases, to enable a Plan to receive that day's offering price, the Distributor or an authorized entity must receive the purchase order by the time of day The New York Stock Exchange closes, which is normally 4:00 P.M., New York time, but may be earlier on some days (all references to time in this Prospectus mean "New York time"). The net asset value of each class of shares is determined as of that time on each day The New York Stock Exchange is open (which is a "regular business day").

     If a Plan buys shares through a dealer, the dealer must receive the purchase order by the close of The New York Stock Exchange on a regular business day and normally your order must be transmitted to the Distributor so that it is received before the Distributor's close of business that day, which is normally 5:00 P.M. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Class A Shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, where purchases are not subject to an initial sales charge, the offering price may be net asset value. In some cases, reduced sales charges may be available, as described below. Out of the amount a Plan invests, the Fund receives the net asset value to invest for Plan accounts. The sales charge varies depending on the amount purchased. A portion of the sales charge may be retained by the Distributor and allocated to the dealer as commission. The current sales charge rates and commissions paid to dealers and brokers are as follows:

                        Front-End    Front-End
                        Sales Charge Sales Charge       Commission
                        As PercentageAs Percentage of   As Percentage of
Amount of Purchase      Offering PricAmount Invested    Offering Price
-----------------------------------------------------------------------------
Less than $100,000      3.50%        3.63%              3.00%

-----------------------------------------------------------------------------
$100,000 or more but
less than $250,000      3.00%        3.09%              2.50%
-----------------------------------------------------------------------------
$250,000 or more but
less than $500,000      2.50%        2.56%              2.00%
----------------------------------------------------------------------------
$500,000 or more        None         None               None


The Distributor reserves the right to reallow the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

      o Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds in the following cases:
      o Purchases by a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code if the retirement plan has total plan assets of $500,000;
      o Purchases by a retirement plan qualified under sections 401(a) or 401(k) of the Internal Revenue Code, by a non-qualified deferred compensation plan, employee benefit plan, group retirement plan, an employee's 403(b)(7) custodial plan, SEP IRA, SARSEP, or SIMPLE plan (all of these plans are collectively referred to as "Retirement Plans"), that: (1) buys shares costing $500,000 or more or (2) has, at the time of purchase, 100 or more eligible participants, or
(3) certifies that it projects to have annual plan purchases of $200,000 or more.
      o Purchases by an OppenheimerFunds  Rollover IRA if the purchases are made
(1) through a broker, dealer, bank or registered investment advisor that has made special arrangements with the Distributor for these purchases, or (2) by a direct rollover of a distribution from a qualified retirement plan if the administrator of that plan has made special arrangements with the Distributor for those purchases.

      The Distributor pays dealers of record commissions on those purchases in an amount equal to 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million. That commission will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer commission. No sales commission will be paid to the dealer, broker or financial institution on sales of Class A shares purchased with the redemption proceeds of shares of a mutual fund offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor if the purchase occurs more than 30 days after the addition of the Oppenheimer funds as an investment option to the Retirement Plan.

      If a Plan redeems any of those shares within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") will be deducted from the redemption proceeds. That sales charge may be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original offering price (which is the original net asset value) of the redeemed shares. However, the Class A contingent deferred sales charge will not exceed the aggregate commissions the Distributor paid to the selling dealer on all Class A shares of all Oppenheimer funds the Plan purchased subject to the Class A contingent deferred sales charge.

      In determining whether a contingent deferred sales charge is payable, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains, and then will redeem other shares in the order that the Plan purchased them. The Class A contingent deferred sales charge is waived in certain cases described in "Waivers of Class A Sales Charges" below.

      No Class A contingent deferred sales charge is charged on exchanges of shares under the Fund's Exchange Privilege (described below). However, if the shares acquired by exchange are redeemed within 18 months of the end of the calendar month of the purchase of the exchanged shares, the sales charge will apply.

Reduced Sales Charges for Class A Share Purchases. A Plan may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:

      o Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, a Plan can add together Class A and Class B shares it purchases. A fiduciary can count all shares purchased for one or more employee benefit plans of the same employer that has multiple accounts.

      Additionally, a Plan can add together current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate for current purchases of Class A shares. A Plan can also include Class A and Class B shares of Oppenheimer funds it previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that the Plan still holds its investment in one of the Oppenheimer funds. The Distributor will add the value, at current offering price, of the shares it previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The Oppenheimer funds are listed in "Reduced Sales Charges" in the Statement of Additional Information, or a list can be obtained from the Distributor. The reduced sales charge will apply only to current purchases and must be requested when a Plan buys shares.

      o Letter of Intent. Under a Letter of Intent, if a Plan purchases Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, the Plan can reduce the sales charge rate that applies to its purchases of Class A shares. The total amount of a Plan's intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. More information is contained in the Application and in "Reduced Sales Charges" in the Statement of Additional Information.

      o Waivers of Class A Sales Charges. The Class A sales charges are not imposed in the circumstances described below. There is an explanation of this policy in "Reduced Sales Charges" in the Statement of Additional Information. In order to receive a waiver of the Class A contingent deferred sales charge, you must notify the Transfer Agent which conditions apply.

      Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers. Class A shares purchased by the following investors are not subject to any Class A sales charges and no dealer commission is paid:
      o retirement plans established by present or former officers, directors, trustees and employees (and their "immediate families" as defined in "Reduced Sales Charges" in the Statement of Additional Information) of the Fund, the Manager and its affiliates;
      o registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;
      o dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;
      o retirement plans established by employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own retirement plan account (or for the retirement plan of such employee's spouse or minor children);
      o dealers, brokers or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular products or employee benefit plans made available to their clients (those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares);
      o retirement plans and deferred compensation plans and trusts used to fund those Plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases;
      o retirement plans established for directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons;
      o retirement accounts for which Oppenheimer Capital is the investment advisor (the Distributor must be advised of this arrangement);
      o qualified retirement plans that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, provided that such arrangements are consummated and share purchases commenced by December 31, 1996.

      Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions. Class A shares issued or purchased in the following transactions are not subject to Class A sales charges and no dealer commission is paid:
      o shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party;
      o shares purchased by the reinvestment of loan repayments by a participant in a retirement plan for which the Manager or one of its affiliates acts as sponsor;

      o shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor; and
      o shares purchased and paid for with the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid (this waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner); this waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of a Plan's qualification for this waiver.

      Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions. The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
      o to make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value;
      o involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see "Shareholder Account Rules and Policies," below);
      o for distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes: (1) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must occur after the participant's account was established); (2) to return excess contributions; (3) to return contributions made due to a mistake of fact; (4) hardship withdrawals, as defined in the plan; (5) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (6) to meet the minimum distribution requirements of the Internal Revenue Code; (7) to establish "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code;
(8) for retirement distributions or loans to participants or beneficiaries; (9) separation from service; (10) participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manger or its subsidiary) offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor; or (11) plan termination or "in-service distributions", if the redemption proceeds are rolled over directly to an OppenheimerFunds IRA;
      o for distributions from Retirement Plans having 500 or more eligible participants, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan; and
      o for distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing for this waiver.

      o Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares to reimburse the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor uses all of those fees to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of Plan accounts that hold Class A shares and to reimburse itself (if the Fund's Board of Trustees authorizes such reimbursements, which it has not yet done) for its other expenditures under the Service Plan.

      Services to be provided include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. Payments are made by the Distributor quarterly at an annual rate not to exceed 0.25% of the average annual net assets of Class A shares held in accounts of the dealer or its customers. The payments under the Service Plan increase the annual expenses of Class A shares. For more details, please refer to "Distribution and Service Plans" in the Statement of Additional Information.

Buying Class B Shares. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within five years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original purchase price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of a Plan's account value represented by the increase in net asset value over the initial purchase price. The Class B contingent deferred sales charge is paid to the Distributor to compensate it for providing distribution-related services to the Fund in connection with the sale of Class B shares.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 5 years, and (3) shares held the longest during the 5-year period. The contingent deferred sales charge is not imposed in the circumstances described in "Waivers of Class B and Class C Sales Charges," below.

      The amount of the contingent deferred sales charge will depend on the number of years since the purchase was made and the dollar amount being redeemed, according to the following schedule:

Years Since Beginning of         Contingent Deferred Sales Charge
Month in which                   On Redemptions in That Year
Purchase Order Was Accepted      (As % of Amount Subject to Charge)
--------------------------------------------------------------------------
0-1                              4.0%
-----------------------------------------------------------------------------
1-2                              3.0%
-----------------------------------------------------------------------------
2-3                              2.0%
-----------------------------------------------------------------------------
3-4                              2.0%
-----------------------------------------------------------------------------
4-5                              1.0%
-----------------------------------------------------------------------------
5 and following                  None

      In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

      o Automatic  Conversion of Class B Shares.  72 months after a
Plan purchases Class B
shares, those shares will automatically  convert to Class A shares.
This conversion feature relieves
Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class
B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales Arrangements - Class A, Class B and Class C Shares" in the Statement of Additional Information.

Buying Class C Shares. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original purchase price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of a Plan's account value represented by the increase in net asset value over the initial purchase price. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution- related services to the Fund in connection with the sale of Class C shares.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 12 months, and (3) shares held the longest during the 12- month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

      o  Distribution  and  Service  Plans  for Class B and Class C
Shares.  The Fund has adopted
Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for distributing Class B and C shares and servicing accounts. Under the Distribution and Service Plans, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares that are outstanding for 6 years or less and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each Distribution and
Service Plan.

      Under each Distribution and Service Plan, both fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The asset-based sales charge and service fees increase Class B and Class C expenses by up to 1.00% of the net assets per year of the respective class.

      The Distributor uses the service fees to compensate dealers for providing personal services for Plan accounts that hold Class B or C shares. Those services are similar to those provided under the Class A Service Plan, described above. The Distributor pays the 0.25% service fees to dealers in advance for the first year after Class B or Class C shares have been sold by the dealer and retains the service fee paid by the Fund in that year. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The asset-based sales charge allows investors to buy Class B or C shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B and Class C shares. Those payments are at a fixed rate that is not related to the Distributor's expenses. The services rendered by the Distributor include paying and financing the payment of sales commissions, service fees and other costs of distributing and selling Class B and Class C shares.

      The Distributor currently pays sales commissions of 2.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sales of Class B shares is 3.00% of the purchase price. The Fund pays the asset-based sales charge to the Distributor for its services rendered in connection with the distribution of Class B shares. Those payments, retained by the Distributor, are at a fixed rate which is not related to the Distributor's expenses. The services rendered by the Distributor include paying and financing the payment of sales commissions, service fees, and other costs of distributing and selling Class B shares. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

      The Distributor currently pays sales commissions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.00% of the purchase price. The Distributor retains the asset-based sales charge during the first year Class C shares are outstanding to recoup sales commissions it has paid, the advances of service fee payments it has made, and its financing cost and other expenses. If a dealer has a special agreement with the Distributor, the Distributor shall pay the Class C service fee and asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase. The Distributor plans to pay the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more.

      Because the Distributor's actual expenses in selling Class B and C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the Distribution and Service Plans for Class B and C shares, those expenses may be carried over and paid in future years. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for certain expenses it incurred before the Plan was terminated.

      o Waivers of Class B and Class C Sales Charges. The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions nor will it apply to Class B and Class C shares redeemed in certain circumstances as described below. The reasons for this policy are in "Reduced Sales Charges" in the Statement of Additional Information.
 In order to receive a waiver of the Class B or Class C contingent deferred sales charge, you must notify the Transfer Agent which conditions apply.

      Waivers for Redemptions in Certain Cases. The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases:

      o distributions to participants or beneficiaries from Retirement Plans, if the distributions are made (a) under an Automatic Withdrawal Plan after the participant reaches age 59-1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or (b) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must have occurred after the account was established);
      o returns of excess contributions to Retirement Plans;
      o distributions from retirement plans to make "substantially equal periodic payments" as permitted in Section 72(t) of the Internal Revenue Code that do not exceed 10% of the account value annually, measured from the date the Transfer Agent receives the request; or
      o distributions from OppenheimerFunds prototype 401(k) plans and from certain Massachusetts Mutual Life Insurance Company prototype 401(k) plans
(1) for hardship withdrawals;
(2) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (3) to meet minimum distribution requirements as defined in the Internal Revenue Code; (4) to make "substantially equal periodic payments" as described in Section
72(t) of the Internal Revenue Code;
(5) for separation from service; or (6) for loans to participants or beneficiaries;
      o distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

      Waivers for Shares Sold or Issued in Certain Transactions. The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
      o shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;
      o shares issued in plans of reorganization to which the Fund is a party; and
      o shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," below.

Special Shareholder Services

AccountLink. OppenheimerFunds AccountLink links a Plan's Fund account to it's account at a bank or financial institution to enable the Plan to send money electronically between those accounts to perform a number of types of account transactions. These include purchases of shares by telephone (either through a service representative or by PhoneLink, described below), automatic investments under Asset Builder Plans, and sending dividends and distributions or Automatic Withdrawal Plan payments directly to its bank account. Please call the Transfer Agent for more information.

      AccountLink privileges should be requested on the Application used to buy shares, or on the dealer's settlement instructions if the Plan buys shares through a dealer. After the Plan's account is established, it can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each Plan account as well as to the Plan's dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After a Plan establishes AccountLink for its Fund account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by the Plan Trustee or Plan Sponsor.

      o Using AccountLink to Buy Shares. Purchases may be made by telephone only after the Plan's account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from the Plan's bank account.

      o PhoneLink. PhoneLink is the OppenheimerFunds automated telephone system that enables Plan sponsors or Plan Trustees to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after obtaining a Personal Identification Number (PIN), by calling the special PhoneLink number: 1-800- 533-3310.

      o Purchasing Shares. A Plan may purchase shares in amounts up to $100,000 by phone, by calling 1-800-533-3310. The Plan must have established AccountLink privileges to link its bank account with the Fund, to pay for these purchases.

      o Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, the Plan Sponsor or Plan Trustee can exchange shares automatically by phone from the Plan's Fund account to certain other Oppenheimer funds accounts the Plan has already established by calling the special PhoneLink number. Please refer to "How to Exchange Shares," below, for details.

      o Selling Shares. A Plan can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to the Plan's AccountLink bank account. Please refer to "How to Sell Shares," below for details.

Shareholder Transactions by Fax. Requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus

OppenheimerFunds  Internet  Web Site.  Information  about the Fund, including Plan account
balances,   daily   share   prices,   market  and  Fund   portfolio
information, may be obtained by visiting the
OppenheimerFunds Internet Web Site, at the following Internet address: http://www.oppenheimerfunds.com. Additionally, certain account transactions may be requested by the Plan fiduciary authorized to perform transactions on behalf of the Plan as well as by the dealer representative of record, through a special section of that Web Site. To access that section of the Web Site, you must first obtain a personal identification number ("PIN") by calling OppenheimerFunds PhoneLink at 1-800-533-3310. If the Plan sponsor does not wish to have Internet account transactions capability for its plan accounts, please call our customer service representatives at 1-800-525-7048. To find out more information about Internet transactions and procedures, please visit the Web Site.

Automatic Withdrawal and Exchange Plans. The Fund has several plans that enable a Plan to sell shares automatically or exchange them to another Oppenheimer funds account on a regular basis:

      o Automatic  Withdrawal  Plans. If the Plan's Fund account is worth $5,000 or more, the
Plan  can  establish  an  Automatic   Withdrawal  Plan  to  receive
payments of at least $50 on a monthly,
quarterly, semi-annual or annual basis. The checks may be sent to the Plan Trustee or Plan Sponsor or sent automatically to the Plan's bank account on AccountLink.
You may even set up certain types
of withdrawals of up to $1,500 per month by telephone. Consult the Statement of Additional
Information for more details.

      o Automatic Exchange Plans. A Plan can authorize the Transfer Agent to exchange an amount established in advance automatically for shares of up to five other Oppenheimer funds (other then Oppenheimer Money Market Fund, Oppenheimer Limited-Term Government Fund or Oppenheimer Cash Reserves) on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum purchase for each other Oppenheimer funds account is $25. These exchanges are subject to the terms of the Exchange Privilege, described below.

Reinvestment Privilege. If a Plan redeems some or all of its Class A or Class B shares of the Fund, it has up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies to Class A shares that are purchased subject to an initial sales charge and to Class A or Class B shares on which the Plan paid a contingent deferred sales charge when it redeemed them. This privilege does not apply to Class C shares. The Plan Trustee or Plan Sponsor must be sure to ask the Distributor for this privilege when sending payment. Please consult the Statement of Additional Information for more details.

Retirement Plans. Fund shares are only available as an investment solely to employee benefit plans and 403(b)(7) Custodial plans. If you participate in a plan sponsored by your employer, the plan trustee or administrator must make the purchase of shares for your retirement plan account. The Distributor offers a number of different retirement plans that can be used by individuals and employers; not all of which may invest in the Fund.

      o Individual Retirement Accounts including rollover IRAs and Roth IRAs, for individuals and their spouses and SIMPLE IRAs for employers
      o  403(b)(7)   Custodial  Plans  for  employees  of  eligible
tax-exempt organizations, such as
schools, hospitals and charitable organizations
      o SEP-IRAs (Simplified Employee Pension Plans) for small business owners or people with income from self-employment
      o Pension and Profit-Sharing Plans for self-employed persons and other employers
      o 401(k) prototype retirement plans for businesses

      Please call the Distributor for the OppenheimerFunds plan documents, which contain important information and applications.

How to Sell Shares

Plan Participants. The redemption of Fund shares by Plan participants are handled in accordance with each Plan's specific provisions. Plans may have different provisions with respect to the timing and method of redemptions by Plan participants. Plan participants should contact their Plan administrator for details concerning how they may redeem shares of the Fund. It is the responsibility of the Plan administrator or other Plan service providers to forward instructions for redemption
transactions   to  the  Fund's   transfer   agent.   The  following
discussion pertains to the Plan sponsor or Plan administrator.

Plan Sponsors and Plan Administrators. A Plan can arrange to take money out of its Fund account by selling (redeeming) some or all of its shares on any regular business day. A Plan's shares will be sold at the next net asset value calculated after an order is received and accepted by the Transfer Agent. The Fund offers Plans a number of ways to sell Fund shares: in writing or by telephone. A Plan can also set up Automatic Withdrawal Plans to redeem shares on a regular basis, as described above. If the Plan's administrator has questions about any of these procedures, please call the Transfer Agent first, at 1-800-525-7048, for assistance.

Redemption Fees. Redemptions of Fund shares made for reasons other than benefit responsive withdrawals by Plan participants (i.e., upon the Plan participant's death, retirement, disability or separation from service; to fund Plan participant loans and other "in service" withdrawals made pursuant to the terms of the Plan; and for transfers to other Plan investment options that are not competing funds. A competing fund is defined to be any fixed income investment option of the Plan with a targeted average effective portfolio duration of three years or less, including money market funds), will be subject to a redemption fee, payable to the Fund, of 2.0% of the proceeds of the redemption, whether the redemption is made in kind (described below) or in cash. The Fund reserves the right to withhold from the redemption proceeds the 2.0% redemption fee if 15% or more of Plan assets invested in the Fund are redeemed within five business days pending a determination of whether the redemption fee is applicable. See the Statement of Additional Information for information about the applicability of the Redemption Fee to withdrawals caused by certain employer events.

Redemption In-Kind. The Fund reserves the right to honor any requests for redemptions by making payment in whole or in part in Covered Assets and in Wrapper Agreements, selected solely in the discretion of the Manager. To the extent that a redemption in kind includes Wrapper Agreements, the Fund will assign to the redeeming Plan one or more Wrapper Agreements issued by the Wrapper Providers covering the Covered Assets distributed in kind. The terms and conditions of Wrapper Agreements provided to a redeeming Plan will be the same or substantially similar to the terms and conditions of the Wrapper Agreements held by the Fund. Please refer to "Redemptions In-Kind" in the Statement of Additional Information for further details.

      o  Certain  Requests  Require  a  Signature   Guarantee.   To
protect the Plan and the Fund
from fraud, certain redemption requests must be in writing and must include a guarantee of the Plan sponsor's or Plan administrator's signature in the following situations (there may be other situations also requiring a signature guarantee):

      o The Plan wishes to redeem more than $50,000 worth of shares and receive a check
      o The redemption check is not payable to the Plan listed on the account statement
      o The redemption check is not sent to the Plan's address of record on the account statement
      o Shares are being transferred to a Fund account with a different owner or name
      o Shares are redeemed by someone other than the owners (such as an Executor)

      o  Where  Can a  Plan  Sponsor  or  Plan  Administrator  Have
His/Her Signature
Guaranteed? The Transfer Agent will accept a guarantee of the Plan sponsor's or Plan administrator's signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. The Plan sponsor or Plan administrator must include his/her fiduciary title in the signature.

Selling Shares by Mail. Write a "letter of instructions" that includes:

      o The Plan's name
      o The Fund's name
      o The Plan's account number (from the account statement) o The dollar amount or number of shares to be redeemed o Any special payment instructions o Any share certificates for the shares being sold o The signatures of all persons authorized to negotiate the account on behalf of the Plan
      o Any special requirements or documents requested by the Transfer Agent to assure proper authorization of the person asking to sell shares.

Use the following address for requests by mail:
OppenheimerFunds Services
P.O. Box 5270, Denver, Colorado 80217

Send courier or Express Mail requests to:
OppenheimerFunds Services
10200 E. Girard Avenue, Building D
Denver, Colorado 80231

Selling Shares by Telephone. Plan sponsors and Plan administrators may also sell shares by telephone. To receive the redemption price on a regular business day, all calls must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. Plan sponsors and Plan administrators may not redeem shares held in an OppenheimerFunds-sponsored retirement plan or under a share certificate by telephone.

      o To redeem  shares  through a service  representative,  call
1-800-852-8457
      o  To  redeem  shares   automatically   on  PhoneLink,   call
1-800-533-3310

      A Plan may have a check sent to the address on the account statement, or, if the Plan has linked its Fund account to its bank account on AccountLink, the Plan may have the proceeds wired to that bank account.

      o Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone, once in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

      o Telephone Redemptions Through AccountLink or Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when establishing AccountLink. Normally the ACH transfer to the Plan's bank is initiated on the business day after the redemption. A Plan does not receive dividends on the proceeds of the shares redeemed while they are waiting to be transferred.

Selling Shares Through a Dealer. The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. Please call your dealer for more information about this procedure and refer to "Special Arrangements for Repurchase of Shares from Dealers and Brokers" in the Statement of Additional Information for more details.

How to Exchange Shares

      Shares of the Fund may be exchanged for shares of those Oppenheimer funds designated as investment options for your Plan at net asset value per share at the time of exchange, without sales charge. Shares of the Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Oppenheimer Limited-Term Government Fund or Oppenheimer Cash Reserves. To exchange shares, the Plan must meet several conditions:
      o Shares of the fund selected for exchange must be available for sale in the Plan sponsor's state of organization.
      o The prospectuses of this Fund and the fund whose shares the Plan wants to buy must offer the exchange privilege.
      o The Plan must hold the shares purchased when it establishes its account for at least 7 days before the Plan can exchange them; after the account is open 7 days, the Plan can exchange shares every regular business day.
      o The Plan must meet the minimum purchase requirements for the fund it purchased by exchange.
      o Before exchanging into a fund, the Plan sponsor should obtain and read its prospectus.

      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, the Plan can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

      Exchanges may be requested in writing or by telephone:

      o Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by the Plan sponsor or Plan administrator. Send it to the Transfer Agent at the addresses listed in "How to Sell Shares."

      o Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1-800-852-8457 or by using
PhoneLink for automated exchanges,
by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same names and address. Shares held under certificates may not be exchanged by telephone.

      There are certain exchange policies shareholders should be aware of:

      o Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the close of The New
York Stock Exchange that day,
which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund being exchanged into up to 7 days if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might require the disposition of securities at a time or price disadvantageous to the Fund.
      o Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.
      o The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide shareholders notice whenever it is reasonably able to do so, it may impose these changes at any time.
      o If the Transfer Agent cannot exchange all the shares a shareholder requests because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

      o Net Asset Value Per Share is determined for each class of shares as of the close of The New York Stock Exchange which is normally 4:00 P.M., but may be earlier on some days, on each day the Exchange is open by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine net asset value. In general, securities values are based on market value. There are special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. These procedures are described more completely in the Statement of Additional Information.

      Under most circumstances, the total value of the Fund's shares are expected to equal Book Value of the Covered Assets. The Fund's shares will be valued daily by applying a daily accumulation factor, based on the Crediting Rate under the Wrapper Agreements. Pursuant to procedures adopted by the Fund's Board of Trustees, fair value of a Wrapper Agreement ("Wrapper Value") generally will be equal to the difference between the Book Value and the market value of the applicable Covered Assets. The Book Value of the Covered Assets will generally equal the Wrapper Value plus the net asset value of the Class Y shares of Limited-Term Government Fund, Bond Fund, U.S. Government Trust, Strategic Income Fund and the shares of Money Market Fund, plus the value of any hedging instruments and repurchase agreements, minus the Fund's expenses. The Crediting Rate under each Wrapper Agreement is reset each month using a standard formula contained in the Wrapper

Agreement. Each Wrapper Agreement is expected to use the same reset formula. If the market value of the Covered Assets is greater than their Book Value, the Wrapper Value will be reflected as a liability of the Fund in the amount of the difference, i.e., a negative value, reflecting the potential liability of the Fund to the provider of the Wrapper Agreement. If the market value of the Covered Assets is less than their Book Value, the Wrapper Value will be reflected as an asset of the Fund in the amount of the difference, i.e., a positive value, reflecting the potential liability of the provider of the Wrapper Agreement to the Fund. In performing its fair value determination, the Fund's Board expects to consider the creditworthiness and ability of a provider of a Wrapper Agreement to pay amounts due under the Wrapper Agreements. If the Board determines that a provider of Wrapper Agreements is unable to make such payments, the Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value of the applicable Covered Assets and the Fund might be unable to maintain NAV stability.

      o The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
      o Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one person authorized to negotiate the account, the Fund and the Transfer Agent may rely on the instructions of any one such individual. Telephone privileges apply to each person authorized to negotiate the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from a person authorized to negotiate the account.
      o The  Transfer  Agent will  record  any  telephone  calls to verify  data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. If the Transfer Agent does not use reasonable procedures it may be liable for losses due to unauthorized transactions, but otherwise neither the Transfer Agent nor the Fund will be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. If a Plan sponsor or Plan administrator is unable to reach the Transfer Agent during periods of unusual market activity, those individuals may not be able to complete a telephone transaction and should consider placing an order by mail.
      o Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
      o Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously.
      o Payment for redeemed shares is made ordinarily in cash and forwarded by check or through AccountLink (as elected by the shareholder under the redemption procedures described above) within 7 days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. For accounts registered in the name of a broker-dealer, payment will be forwarded within 3 business days. The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if a Plan purchases shares by federal funds wire, certified check or arrange with its bank to provide telephone or written assurance to the Transfer Agent that its purchase payment has cleared.
      o Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $1,000 for any reason other than the market value of shares has dropped, and in some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
      o "Backup Withholding" of Federal income tax may be applied at the rate of 31% from dividends, distributions and redemption proceeds (including exchanges) if a Plan sponsor fails to furnish the Fund a correct and properly certified Taxpayer Identification Number of the Plan or the Plan sponsor when they sign the application.

Dividends, Capital Gains and Taxes

Dividends. The Fund declares dividends separately for Class A, Class B, Class C and Class Y shares from net investment income each regular business day and pays those dividends to shareholders monthly. Normally, dividends are paid on the last business day every month, but the Board of Trustees can change that date. Distributions may be made monthly from any net short-term capital gains the Fund realizes in selling securities. Dividends paid on Class Y shares generally are expected to be higher than for Class A, Class B and Class C shares because expenses allocable to Class A, Class B and Class C shares will generally be higher.

      The Fund may declare and pay dividends in amounts which are not equal to the amount of the net investment income it actually earns. In the event distributions exceed the income earned by the Fund, the excess may be considered a return of capital. In the event the income earned by the Fund exceeds the amount of the dividends distributed, the Fund may make an additional distribution of such excess amount. The Board of Trustees, in an effort to maintain a stable NAV per share in the event of an additional distribution, may declare, effective on the ex-distribution date of an additional distribution, a reverse split of the shares of the Fund in an amount that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before that distribution was paid.

Capital Gains. The Fund may make distributions annually in December out of any net short-term or long-term capital gains, and the Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year, which is June 30.
Long-term capital gains will be separately identified in the tax information the Fund sends to the Plan sponsor or Plan administrator after the end of the year. Short-term capital gains are treated as dividends for tax purposes. There can be no assurance that the Fund will pay any capital gains distributions in a particular year. Since shares of the Fund are sold only to Plans, it is expected that all dividends and capital gains distributions will be reinvested in additional shares of the Fund.

Taxes. The Fund intends to qualify to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain, if any, that it distributes to its shareholders. For Plan participants utilizing the Fund as an investment option under their Plan, dividend and capital gain distributions from the Fund generally will not be subject to current taxation, but will accumulate on a tax-deferred basis. In general, Plans are governed by a complex set of tax rules. Plan participants should contact their Plan administrator, the Plan's Summary Plan Description, and/or a professional tax advisor regarding the tax consequences of participating in the Plan and of any Plan contributions or withdrawals.

      This information is only a summary of certain federal tax information about Fund investments. More information is contained in the Statement of Additional Information.

Oppenheimer Stable Value Fund
Two World Trade Center
New York, NY  10048-0203
1-800-525-7048

Investment Advisor
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Distributor
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer and Shareholder Servicing Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048

Custodian of Portfolio Securities
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
KPMG Peat Marwick LLP
707 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Gordon, Altman, Butowsky, Weitzen, Shalov & Wein
114 West 47th Street
New York, New York 10036

No dealer, broker, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information, and if given or made, such information and representations must not be relied upon as having been authorized by the Fund, OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc. or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such an offer in such state.

*Printed on recycled paper

stabpsp.#2

Oppenheimer Stable Value Fund

Two World Trade Center, New York, New York  10048-0203
1-800-525-7048

Statement of Additional Information dated ______________, 1998

      This Statement of Additional Information of Oppenheimer Stable Value Fund is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated _________, 1998. It should be read together with the Prospectus which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above.


Contents                                                       Page

About the Fund
Investment Objective and Policies.................................2
   Other Investment Techniques and Strategies.....................5
   Other Investment Restrictions.................................14
How the Fund is Managed..........................................15
   Organization and History......................................15
   Trustees and Officers of the Fund.............................16
   The Manager and Its Affiliates................................20
Brokerage Policies of the Fund...................................22
Performance of the Fund..........................................23
Distribution and Service Plans.....................................
About Your Account
How to Buy Shares................................................30
How to Sell Share..................................................
How to Exchange Shares.............................................
Dividends, Capital Gains and Taxes...............................45
Additional Information about the Fund............................46
Financial Information About the Fund
Independent Auditors' Report.....................................47
Financial Statements.............................................48
Appendix
Industry Classifications........................................A-1

ABOUT THE FUND

Investment Objective And Policies. The investment objective and policies of the Fund are described in the Prospectus.

      Investment Policies and Strategies of Underlying Oppenheimer Funds. The Prospectus contains a brief description of Oppenheimer Limited-Term Government Fund (" Limited-Term Government Fund"), Oppenheimer Bond Fund ("Bond Fund"), Oppenheimer U.S. Government Trust ("U.S. Government Trust"), Oppenheimer Strategic Income Fund ("Strategic Income Fund"), and Oppenheimer Money Market Fund, Inc. ("Money Market Fund") (collectively referred to as the "underlying funds"), including each underlying funds investment objective. Set forth below is supplemental information about the types of securities each underlying fund may invest in, as well as strategies each underlying fund may use to try to achieve its objection. For more complete information about each underlying fund's investment policies and strategies, please refer to each underlying fund's prospectus. You may obtain a copy of each underlying fund's prospectus by calling 1-800-525-7048.

      o  U.S.  Government   Securities.   Each  of  the  underlying
Funds may purchase U.S. Government
securities.  These include  obligations issued or guaranteed by the
U.S. Government or any of its agencies
or instrumentalities. These may include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. Other U.S. Government Securities are supported by the full faith and credit of the United States, such as pass-through certificates issued by the Government National Mortgage Association. Others may be supported by the right of the issuer to borrow from the U.S. Treasury, such as securities of Federal Home Loan Banks. Others may be supported only by the credit of the instrumentality, such as obligations of the Federal National Mortgage Association.

      o   Mortgage-Backed   Securities.   Limited-Term   Government
Fund, Bond Fund, U.S.
Government Trust and Strategic Income Fund may also purchase mortgage-backed securities and collateralized mortgage obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. Bond Fund may also purchase mortgage-backed securities and collateralized mortgage obligations issued by private issuers. Limited-Term Government
Fund, Bond Fund, U.S. Government
Trust and Strategic Income Fund may also invest in "stripped" mortgage-backed securities, CMOs or other securities issued by agencies or instrumentalities of the U.S.
Government, and Bond Fund may invest in
private-issuer stripped securities. Bond Fund, U.S. Government Trust and Strategic Income Fund may also enter into "forward roll" transactions with mortgage backed securities. In a forward roll transaction, the fund sells mortgage-backed securities it holds to banks or other buyers and simultaneously agrees to repurchase a similar security from that party at a later date at an agreed-upon price.

      o  Asset-Backed  Securities.   Bond  Fund,  Strategic  Income
Fund and Money Market Fund may
invest in asset-backed securities (securities that represent interests in pools of consumer loans and other trade receivables, similar to mortgage-backed securities).

      o Zero Coupon Securities. Bond Fund and Strategic Income Fund may invest in zero coupon securities (securities which may be issued by the U.S. government, its agencies or instrumentalities or by private issuers, that are offered at a substantial discount from their face value and do not pay interest but mature at face value), and Strategic Income Fund may invest in zero coupon corporate securities (which are similar to U.S. Government zero coupon Treasury securities but are issued by companies).

      o Debt  Securities  of  Domestic  Companies.  Bond  Fund  and
Strategic Income Fund may invest
in debt securities of U.S. companies. Those corporate debt securities may be rated as low as "D" by Standard & Poor's or "C" by Moody's. Bond Fund may invest up to 35% of its assets in lower-grade securities (often called junk bonds) and Strategic Income Fund may invest up to 100% of its assets in junk bonds.

      o Debt Securities of Foreign Governments and Companies. Bond Fund and Strategic Income Fund may invest in debt securities issued or guaranteed by foreign companies, "supranational" entities such as the World Bank, and foreign governments or their agencies. These foreign securities may include debt obligations such as government bonds, debentures issued by companies and notes. Some of these debt securities may have variable interest rates or "floating" interest rates that change in different market conditions.

      o Preferred Stocks. Bond Fund and Strategic Income Fund may invest in preferred stocks. Preferred stocks, unlike common stocks, generally offers a stated dividend rate payable from the corporation's earnings.

      o  Participation   Interests.   Strategic   Income  Fund  may
acquire participation interests in loans that are made to U.S. or foreign companies. They may be interests in, or assignments of, the loan and are acquired from banks or brokers that have made the loan or are members of the lending syndicate.

      o   Short-term   Debt   Securities.   In   addition  to  U.S.
Government securities, the Money Market
Fund  will  invest  in  the   following   types  of  money   market
securities: (i) bank obligations, such as time deposits, certificates of deposit and bankers' acceptances, of a domestic bank or foreign bank with total assets of at least $1 billion, (ii) commercial paper,
(iii) corporate obligations, (iv) other money market obligations other than those listed above if they are subject to repurchase agreements or guaranteed as to their principal and interest by a domestic bank having total assets in excess of $500 million or by a corporation whose commercial paper may be purchased by the fund, and (v) U.S. dollar-denominated short-term investments that the Money Market Fund's Board of Directors determines present minimal credit risk and which are of "high quality" as determined by a nationally-recognized statistical rating organization. Money Market Fund is required to purchase only those securities that the fund's manager, under Board- approved procedures, has determined have minimal credit risks and have a high credit rating.

      The investment techniques and strategies used by the underlying funds include the following:

      Each underlying fund may invest in illiquid and restricted securities, and repurchase agreements. Limited-Term Government Fund, U.S. Government Trust, Strategic Income Fund and Bond Fund may purchase "when-issued" and delayed delivery transactions (securities that have been created and for which a market exists, but which are not available for immediate delivery), and hedging instruments, including certain kinds of futures contracts and put and call options, and options on futures, or enter into interest rate swap agreements. Bond Fund and Strategic Income Fund may enter into foreign currency exchange contracts. None of the underlying funds use hedging instruments for speculative purposes. Limited-Term Government Fund, U.S. Government Trust, Strategic Income Fund and Bond Fund may also invest in derivative investments (a specially-designed investment whose performance is linked to the performance of another investment or security, such as an option, future or index). Limited-Term Government Fund and U.S. Government Trust may enter into reverse repurchase agreements and Bond Fund and U.S. Government Trust may lend their portfolio securities, subject to certain limitations, to brokers, dealers and other financial institutions.

      o Investment Risks of Investing in Underlying Funds. Set forth below is a brief description of the risks involved in the Fund's investment in the underlying funds. For a more complete description of these risks, please refer to the Prospectus and Statement of Additional Information of the underlying funds.

      All investments carry risks to some degree, whether they are risks that market prices of the investment will fluctuate (this is known as "market risk") or that the underlying issuer will experience financial difficulties and may default on its obligation under a fixed-income investment to pay interest and repay principal (this is referred to as "credit risk"). These general investment risks, and the special risks of certain types of investments that certain underlying funds may hold are described below. They affect the value of each underlying fund's investments, its investment performance, and the prices of its shares. These risks collectively form the risk profile of the Fund.

      o Interest Rate Risks. In addition to credit risks, described below, debt securities are subject to changes in their value due to changes in prevailing interest rates. When prevailing interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally decline. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. Changes in the value of securities held by each underlying fund mean that the fund's share prices can go up or down when interest rates change, because of the effect of the change on the value of each underlying fund's portfolio of debt securities. The use of Wrapper Agreements is designed to offset interest rate risk.

      o Credit Risks. Debt securities are also subject to credit risks. Credit risk relates to the ability of the issuer of a debt security to make interest or principal payments on the security as they become due. Generally, higher-yielding, lower-rated bonds (which the Bond Fund may hold) are subject to greater credit risk than higher-rated bonds. Securities issued or guaranteed by the U.S. Government are subject to little, if any, credit risk. Wrapper Agreements are subject to credit risk. While the manager of the underlying funds may rely to some extent on credit ratings by nationally recognized rating agencies, such as Standard & Poor's or Moody's, in evaluating the credit risk of securities selected for each underlying fund's portfolio, and Wrapper Agreements for the Fund, it may also use its own research and analysis. However, many factors affect an issuer's ability to make timely payments, and there can be no assurance that the credit risks of a particular security will not change over time.

      o Foreign Securities Have Special Risks. There are certain risks of holding foreign securities.
The  first is the  risk of  changes  in  foreign  currency  values.
Because the Bond Fund may purchase securities denominated in foreign currencies, a change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of the Bond Fund's securities denominated in that currency. The currency rate change will also affect its income available for distribution. Although the Bond Fund's investment income from foreign securities may be received in foreign currencies, the Bond Fund will be required to distribute its income in U.S. dollars. Therefore, the Bond Fund will absorb the cost of currency fluctuations. If the Bond Fund suffers losses on foreign currencies after it has distributed its income during the year, the Fund may find that it has distributed more income than was available from actual investment income. That could result in a return of capital to shareholders.


      There are other risks of foreign investing. For example, foreign issuers are not required to use generally-accepted accounting principles. If foreign securities are not registered for sale in the U.S. under U.S. securities laws, the issuer does not have to comply with the disclosure requirements of our laws, which are generally more stringent than foreign laws. The values of foreign securities investments will be affected by other factors, including exchange control regulations or currency blockage and possible expropriation or nationalization of assets. There may also be changes in governmental administration or economic or monetary policy in the U.S. or abroad that can affect foreign investing. In addition, it is generally more difficult to obtain court judgments outside the United States if the Bond Fund has to sue a foreign broker or issuer. Additional costs may be incurred because foreign broker commissions are generally higher than U.S. rates, and there are additional custodial costs associated with holding securities abroad.

      o Special Risks of Lower Grade Securities. High yield, lower-grade securities, whether rated or unrated, often have speculative characteristics. Lower-grade securities, often referred to as "junk bonds," have special risks that make them riskier investments than investment grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than lower yielding, investment-grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest due on the bonds. The issuer's low creditworthiness may increase the potential for its insolvency.

      These risks mean that the Bond Fund may not achieve the expected income from lower-grade securities, and that the Fund's net asset value per share may be affected by declines in value of these securities. The Bond Fund is not obligated to dispose of securities when issuers are in default or if the rating of the security is reduced. For foreign lower-grade securities, these risks are in addition to the risks described in "Foreign Securities Have Special Risks." Convertible securities may be less subject to some of these risks than other debt securities, to the extent they can be converted into stock, which may be more liquid and less affected by these other risk factors.

      o Hedging instruments can be volatile investments and may involve special risks. The use of hedging instruments requires special skills and knowledge of investment techniques that are different from what is required for normal portfolio management. If the manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's or the underlying funds' returns. The Fund or the underlying fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.


      Options trading involves the payment of premiums and has special tax effects. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund or an underlying fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing puts, there is a risk that the Fund or an underlying fund may be required to buy the underlying security at a disadvantageous price. The Bond Fund's use of Forward Contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. Interest rate swaps are subject to the risk that the other party will fail to meet its obligations (or that the underlying issuer will fail to pay on time), as well as interest rate risks. The Fund or an underlying fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes. These risks are described in greater detail in the Statement of Additional Information of Limited-Term Government Fund and Bond Fund.

      o  Special  Risks in  Investing  in  Derivative  Investments.
The company issuing the instrument
may fail to pay the amount due on the  maturity of the  instrument.
Also, the underlying investment or
security on which the derivative is based, and the derivative itself, might not perform the way the Fund manager expected it to perform. Markets, underlying securities and indices may move in a direction not anticipated by the manager of the underlying fund. Performance of derivative investments may also be influenced by interest rate and stock market changes in the U.S.
and abroad. All of this can mean that the investing fund will realize less principal or income from the investment than expected. Certain derivative investments held by the Fund or an underlying Fund may be illiquid.

      Wrapper Agreements. Wrapper Agreements are structured with a number of different features. Wrapper Agreements purchased by the Fund are of three basic types: (1) non-participating, (2) participating and (3) "hybrid". In addition, the Wrapper Agreements will either be of fixed- maturity or open-end maturity ("evergreen"). The Fund enters into particular types of Wrapper Agreements depending upon their respective cost to the Fund and the Wrapper Provider's creditworthiness, as well as upon other factors. Under most circumstances, it is anticipated that the Fund will enter into participating or hybrid Wrapper Agreements of open-end maturity.

      Under a non-participating Wrapper Agreement, the Wrapper Provider becomes obligated to make a payment to the Fund whenever the Fund sells Covered Assets at a price below Book Value to meet withdrawals of a type covered by the Wrapper Agreement (a "Benefit Event"). Conversely, the Fund becomes obligated to make a payment to the Wrapper Provider whenever the Fund sells Covered Assets at a price above their Book Value in response to a Benefit Event. In neither case is the Crediting Rate adjusted at the time of the Benefit Event. Accordingly, under this type of Wrapper Agreement, while the Fund is protected against decreases in the market value of the Covered Assets below Book Value, it does not realize increases in the market value of the Covered Assets above Book Value; those increases are realized by the Wrapper Providers.

      Under a participating Wrapper Agreement, the obligation of the Wrapper Provider or the Fund to make payments to each other typically does not arise until all of the Covered Assets have been liquidated. Instead of payments being made on the occurrence of each Benefit Event, these obligations are a factor in the periodic adjustment of the Crediting Rate.

      Under a hybrid Wrapper Agreement, the obligation of the Wrapper Provider or the Fund to make payments does not arise until withdrawals exceed a specified percentage of the Covered Assets, after which time payment covering the difference between market value and Book Value will occur.

      A fixed-maturity Wrapper Agreement terminates at a specified date, at which time settlement of any difference between Book Value and market value of the Covered Assets occurs. A fixed- maturity Wrapper Agreement tends to ensure that the Covered Assets provide a relatively fixed rate of return over a specified period of time through bond immunization, which targets the duration of the Covered Assets to the remaining life of the Wrapper Agreement.

      An evergreen Wrapper Agreement has no fixed maturity date on which payment must be made, and the rate of return on the Covered Assets accordingly tends to vary. Unlike the rate of return under a fixed-maturity Wrapper Agreement, the rate of return on assets covered by an evergreen Wrapper Agreement tends to more closely track prevailing market interest rates and thus tends to rise when interest rates rise and fall when interest rates fall. An evergreen Wrapper Agreement may be converted into a fixed-maturity Wrapper Agreement that will mature in the number of years equal to the duration of the Covered Assets.

      Wrapper Providers are banks, insurance companies and other financial institutions. The number of Wrapper Providers have been increased in recent years. There are currently approximately 19 Wrapper Providers rated in the top two long-term rating categories by Moody's, S&P or another nationally recognized statistical rating organization. The cost of Wrapper Agreements is typically 0.10% to 0.25% per dollar of Covered Asset per annum.

      o Risks of Investing in Wrapper Agreements. In the event of the default of a Wrapper Provider, the Fund could potentially lose the Book Value protections provided by the Wrapper Agreements with that Wrapper Provider. However, the impact of such a default on the Fund as a whole may be minimal or non-existent if the market value of the Covered Assets thereunder is greater than their Book Value at the time of the default, because the Wrapper Provider would have no obligation to make payments to the Fund under those circumstances.
 In addition, the Fund may be
able to obtain another Wrapper Agreement from another Wrapper Provider to provide Book Value protections with respect to those Covered Assets. The cost of the replacement Wrapper Agreement might be higher than the initial Wrapper
Agreement due to market conditions or if the market value of those Covered Assets is less than their Book Value at the time of entering into the replacement agreement. Such cost would also be in addition to any premiums previously paid to the defaulting Wrapper Provider. If the Fund were unable to obtain a replacement Wrapper Agreement, participants redeeming Shares might experience losses if the market value of the Fund's assets no longer covered by the Wrapper Agreement is below Book Value. The combination of the default of a Wrapper Provider and an inability to obtain a replacement agreement could render the Fund unable to achieve its investment objective of seeking to maintain a stable value per Share.

      With respect to payments made under the Wrapper Agreements between the Fund and the Wrapper Provider, some Wrapper Agreements, as noted in the Fund's prospectus, provide that payments may be due upon disposition of the Covered Assets or upon termination of the Wrapper Agreement. In none of these cases, however, would the terms of the Wrapper Agreements specify which Covered Assets are to be disposed of or liquidated. Moreover, because it is anticipated that each Wrapper Agreement will cover all Covered Assets up to a specified dollar amount, if more than one Wrapper Provider becomes obligated to pay to the Fund the difference between Book Value and market value, each Wrapper Provider will pay a pro-rata amount in proportion to the maximum dollar amount of coverage provided. Thus, the Fund will not have the option of choosing which Wrapper Agreement to draw upon in any such payment situation. In the event of termination of a Wrapper Agreement or conversion of an evergreen Wrapper Agreement to a fixed maturity, some Wrapper Agreements may require that the duration of some portion of the Fund's portfolio securities be reduced to correspond to the fixed maturity or termination date.

      The Wrapper Agreements typically provide that either the Wrap Provider or the Fund may terminate the Wrapper Agreement upon specified notice to the other party. If a Wrapper Agreement is terminated the Fund intends to purchase a new Wrapper Agreement from another financial institution on terms substantially similar to those of the terminated Wrapper Agreement. However, there may be certain circumstances in which substitute Wrapper Agreements are unavailable or are available only on terms the Fund considers disadvantageous.

      In such circumstances, the Wrapper Agreements permit the Fund to convert the terminating Wrapper Agreement into a maturing Wrapper Agreement. The maturity period for a terminating

Wrapper Agreement will approximate the investment duration of the Fund at that time. During that maturity period the Wrapper Agreement will apply to a distinct investment portfolio within the Fund. That distinct portfolio will be managed to a declining investment duration, as required by the Wrapper Agreement. The terminating Wrap Provider will continue to be responsible for paying its proportionate share of any payments required to satisfy redemption requests. The terminating Wrapper Agreement will have a distinct Crediting Rate, reflecting its distinct investment portfolio. The Fund's overall Crediting Rate will reflect a blending of the Crediting Rate on the terminating Wrapper Agreement and the Crediting Rate on the remaining Wrapper Agreements.

      o Hedging. As described in the Prospectus, the Fund may employ one or more types of Hedging Instruments to manage its exposure to changing interest rates and securities prices. The Fund's strategy of hedging with Futures and options on Futures will be incidental to the Fund's activities in the underlying cash market. For hedging purposes, the Fund may use Interest Rate Futures and call and put options on debt securities and Interest Rate Futures (all of the foregoing are referred to as "Hedging Instruments"). Hedging Instruments may be used to protect against possible declines in the market value of the Fund's portfolio resulting from downward trends in the debt securities markets (generally due to a rise in interest rates). A call or put may be purchased only if, after such purchase, the value of all call and put options held by the Fund would not exceed 5% of the Fund's total assets. The Fund will not use Futures and options on Futures for speculation. The Hedging Instruments the Fund may use are described below.

      The Fund may use hedging to attempt to protect against declines in the market value of the Fund's portfolio. To do so the Fund may: (i) sell Interest Rate Futures, (ii) purchase puts on such Futures or U.S. Government Securities, or (iii) write covered calls on securities held by it or on Futures. When hedging to attempt to protect against the possibility that portfolio securities are not fully included in a rise in value of the debt securities market, the Fund may: (i) purchase Futures, or (ii) purchase calls on such Futures or on U.S. Government Securities. Covered calls and puts may also be written on debt securities to attempt to increase the Fund's income.

      Additional Information about the Hedging Instruments the Fund may use is provided below. At present, the Fund does not intend to enter into Futures and options on Futures if, after any such purchase, the sum of margin deposits on Futures and premiums paid on Futures options exceeds 5% of the value of the Fund's total assets. In the future, the Fund may employ Hedging Instruments and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with the Fund's investment objective, legally permissible and adequately disclosed.

      o Writing Covered Calls. The Fund may write (i.e. sell) call options ("calls") on U.S. Government Securities to enhance income through the receipt of premiums from expired calls and any net profits from closing purchase transactions, subject to the limitations stated in the Prospectus. All such calls written by the Fund must be "covered" while the call is outstanding (i.e. the Fund must own the securities subject to the call or other securities acceptable for applicable escrow requirements). Calls on Futures (discussed below) must be covered by deliverable securities or by liquid assets segregated to satisfy the Futures contract. When the Fund writes a call on a security, it receives a premium and agrees to sell the callable investment to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. The Fund has retained the risk of loss should the price of the underlying security decline during the call period, which may be offset to some extent by the premium.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call expires unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for Federal income tax purposes, and when distributed by the Fund are taxable as ordinary income. If the Fund could not effect a closing purchase transaction due to lack of a market, it would have to hold the callable investments until the call lapsed or was exercised.

      The Fund may also write calls on Futures without owning a futures contract or a deliverable bond, provided that at the time the call is written, the Fund covers the call by segregating in escrow an equivalent dollar amount of liquid assets. The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Future. In no circumstances would an exercise notice require the Fund to deliver a futures contract; it would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

      o Writing Put Options. The Fund may write put options on U.S. Government securities or Interest Rate Futures but only if such puts are covered by segregated liquid assets. The Fund will not write puts if, as a result, more than 50% of the Fund's net assets would be required to be segregated to cover such put obligations. In writing puts, there is the risk that the Fund may be required to buy the underlying security at a disadvantageous price. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. Similar to writing covered calls where the Fund must own the security subject to the call or other securities acceptable for applicable escrow requirements, puts must be covered by segregated liquid assets equal to the exercise price of the put. The premium the Fund receives from writing a put option represents a profit, as long as the price of the underlying investment remains above the exercise price. However, the Fund has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, the Fund (as the writer of the put) realizes a gain in the amount of the premium less transaction costs. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss, equal to the sum of the current market value of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

      When writing put options on securities, to secure its obligation to pay for the underlying security, the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the put option. The Fund therefore foregoes the opportunity of investing the segregated assets or writing calls against those assets. As long as the obligation of the Fund as the put writer continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the Fund to take delivery of the underlying security against payment of the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which the Fund effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once the Fund has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

      The Fund may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit the Fund to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Fund. The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option. As described above for writing covered calls, any and all such profits described herein from writing puts are considered short-term gains for Federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

      o Purchasing  Calls and Puts.  The Fund may purchase calls on
U.S. Government Securities or
on  Interest  Rate  Futures,   in  order  to  protect  against  the
possibility that the Fund's portfolio will not fully participate in an anticipated rise in value of the long-term debt securities market. The value of U.S.
Government Securities underlying calls purchased by the Fund will not exceed the value of the portion of the Fund's portfolio invested in cash or cash equivalents (i.e. securities with maturities of less than one year). When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on indices or Futures, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. When the Fund purchases a call on a Future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. In purchasing a call, the Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the exercise price, transaction costs and the premium paid, and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payment and the right to purchase the underlying investment.

      The Fund may purchase put options ("puts") which relate to U.S. Government Securities
(whether or not it holds such securities in its portfolio) or Futures. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment the Fund owns enables the Fund to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling such underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date, and the Fund will lose its premium payment and the right to sell the underlying investment. The put may, however, be sold prior to expiration (whether or not at a profit.)

      Buying a put on Interest Rate Futures or U.S. Government Securities permits the Fund either to resell the put or buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and as a result the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in the bond market, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities. When the Fund purchases a put on Interest Rate Futures or U.S. Government Securities not held by it, the put protects the Fund to the extent that the prices of the underlying Future or U.S. Government Security move in a similar pattern to the prices of the U.S. Government Securities in the Fund's portfolio.

      An option position may be closed out only on a market which provides secondary trading for options of the same series and there is no assurance that a liquid secondary market will exist for any particular option. The Fund's option activities may affect its turnover rate and brokerage commissions. The exercise by the Fund of puts on securities will cause the sale of related investments, increasing portfolio turnover. Although such exercise is within the Fund's control, holding a put might cause the

Fund to sell the related investments for reasons which would not exist in the absence of the put. The Fund may pay a brokerage commission each time it buys a put or call, sells a call, or buys or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those which would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments, and consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investments.

      o Interest Rate Futures. The Fund may buy and sell Interest Rate Futures. No price is paid or received upon the purchase or sale of an Interest Rate Future. An Interest Rate Future obligates the seller to deliver and the purchaser to take a specific type of debt security at a specific future date for a fixed price. That obligation may be satisfied by actual delivery of the debt security or by entering into an offsetting contract.

      Upon entering into a Futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. Treasury bills with the futures commission merchant (the "futures broker"). The initial margin will be deposited with the Fund's Custodian in an account registered in the futures broker's name; however the futures broker can gain access to that account only under specified conditions. As the Future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be made to or by the futures broker on a daily basis. Prior to expiration of the Future, if the Fund elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Fund, and any loss or gain is realized for tax purposes. Although Interest Rate Futures by their terms call for settlement by delivery or acquisition of debt securities, in most cases the obligation is fulfilled by entering into an offsetting position. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

      o Additional Information About Hedging Instruments and Their Use. The Fund's Custodian, or a securities depository acting for the Custodian, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written options traded on exchanges or as to other acceptable escrow securities, so that no margin will be required for such transactions. OCC will release the securities covering a call on the expiration of the option or upon the Fund entering into a closing purchase transaction. An option position may be closed out only on a market which provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer, which would establish a formula price at which the Fund would have the absolute right to repurchase that OTC option. That formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the extent to which the option "is in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of the limit on its assets that may be invested in illiquid securities, stated in the Prospectus) the mark-to-market value of any OTC option held by it. The Securities and Exchange Commission ("SEC") is evaluating whether OTC options should be considered liquid securities, and the procedure described above could be affected by the outcome of that evaluation.

      o Regulatory Aspects of Hedging Instruments. The Fund is required to operate within certain guidelines and restrictions with respect to its use of futures and options thereon as established by the

Commodities Futures Trading Commission ("CFTC"). In particular, the Fund is excluded from registration as a "commodity pool operator" if it complies with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Fund's assets that may be used for Futures margin and related options premiums for a bona fide hedging position. However, under the Rule the Fund must limit its aggregate initial futures margin and related option premiums to no more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule.

      Transactions in options by the Fund are subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges through one or more brokers. Thus, the number of options which the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the Investment Company Act, when the Fund purchases a Future, the Fund will maintain, in a segregated account or accounts with its Custodian, cash or readily- marketable, short-term (maturing in one year or less) debt instruments in an amount equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.

      o Risks Of Hedging With Options and Futures. In addition to the risks with respect to hedging discussed in the Prospectus and above, there is a risk in using short hedging by selling Futures to attempt to protect against decline in value of the Fund's portfolio securities (due to an increase in interest rates) that the prices of such Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Fund's securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

      o Repurchase Agreements. The Fund may acquire securities that are subject to repurchase agreements, in order to generate income while providing liquidity.
 In a repurchase transaction, the
Fund acquires a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. An "approved vendor" is a U.S. commercial bank, the U.S. branch of a foreign bank or a broker-dealer which has been designated a primary dealer in government securities, which must meet the credit requirements set by the Fund's Board of Trustees from time to time. The sale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the Investment Company Act of 1940 (the "Investment Company Act"), collateralized by the underlying security. The Fund's repurchase agreements will require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value. If the vendor of a repurchase agreement fails to pay the agreed-upon resale price on the delivery date, the Fund's risks in such event may include any costs of disposing of the collateral, and any loss from any delay in foreclosing on the collateral.

      o Borrowing for Liquidity. From time to time, the Fund may borrow from banks on an unsecured basis subject to the restrictions stated in the Prospectus. Any such borrowing will be made only from banks, and, pursuant to the requirements of the Investment Company Act of 1940, will only be made to the extent that the value of the Fund's assets, less its liabilities other than the borrowing, is equal to at least 300% of all borrowing, including the proposed borrowing. If the value of the Fund's assets, when computed in that manner, should fail to meet the 300% asset coverage requirement, the Fund is required within three days to reduce its bank debt to the extent necessary to meet that requirement. To do so, the Fund may have to sell a portion of its investments in the underlying funds at a time when independent investment judgement would not dictate such sale. Interest on money borrowed is an expense the Fund would not otherwise incur, so that during periods of substantial borrowing, its expenses may increase more than similar funds that do not borrow.

Other Investment Restrictions

      The Fund's most significant investment restriction is set forth in the Prospectus. There are additional investment restrictions that the Fund must follow that are also fundamental policies. Fundamental policies and the Fund's investment objective, cannot be changed without the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of (i) 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present, or (ii) more than 50% of the outstanding shares.

      Under these additional restrictions, the Fund cannot:

      (1) purchase or sell real estate, commodities or commodity contracts; however, the Fund may use hedging instruments approved by its Board whether or not such hedging instruments are considered commodities or commodity contracts;
      (2) invest in interests in oil, gas, or other mineral exploration or development programs;
      (3) purchase securities on margin or make short sales of securities; however the Fund may make margin deposits in connection with its use of hedging instruments approved by its Board;
      (4) underwrite securities except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio;
      (5) enter into reverse repurchase agreements that will cause more than 25% of the Fund's total assets to be subject to such agreements;
      (6) make investments for the purpose of exercising control of management;
      (7) purchase or retain securities of any company if, to the knowledge of the Fund, its officers and trustees and officers and directors of the Manager who individually own more than 0.5% of the securities of such company together own beneficially more than 5% of such securities; or
      (8) purchase or sell standby commitments.

      For purposes of the Fund's policy not to concentrate its assets, described in the last restriction above, the Fund has adopted the industry classifications set forth in the Appendix to this Statement of Additional Information. This is not a fundamental policy.

      The percentage restrictions described above and in the Prospectus are applicable only at the time of investment and require no action by the Fund as a result of subsequent changes in value of the investments or the size of the Fund.

How the Fund is Managed

Organization and History

      As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Trustees or upon proper request of the shareholders. Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of at least 10% of its outstanding shares. In addition, if the Trustees receive a request from at least 10 shareholders (who have been shareholders for at least six months) holding shares of the Fund valued at $25,000 or more or holding at least 1% of the Fund's outstanding shares, whichever is less, stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense, or the Trustees may take such other action as set forth under Section 16(c) of the Investment Company Act.

      Shares of the Fund represent an interest in the Fund proportionately equal to the interest of each other share of the same class and entitle the holder to one vote per share (and a fractional vote for a fractional share) on matters submitted to their vote at shareholders' meetings. Shareholders of the Fund vote together in the aggregate on certain matters at shareholders' meetings, such as the election of Trustees and ratification of appointment of auditors for the Trust. Shareholders of a particular class vote separately on proposals which affect that class, and shareholders of a class which is not affected by that matter are not entitled to vote on the proposal. Shareholders of a class vote on certain amendments to the Distribution and/or Service Plans if the amendments affect that class.

      The Trustees are authorized to create new series and classes of series. The Trustees may reclassify unissued shares of the Trust or its series or classes into additional series or classes of shares.
The Trustees may also divide or combine the shares of a class into a greater or lesser number of shares provided that the proportionate beneficial interest of a shareholder in the Fund is not changed. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy.

      The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations, and provides for indemnification and reimbursement of expenses out of its property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances, the risk of a Fund shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations described above. Any person doing business with the Fund, and any shareholder of the Fund, agrees under the Fund's Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand which may arise out of any dealings with the Fund, and the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Fund. The Fund's Trustees and officers and their principal occupations and business affiliations and occupations during the past five years are set forth below. The address for each Trustee and officer is Two World Trade Center, New York, New York 10048-0203, unless another address is listed below. All of the Trustees are also trustees or directors of Oppenheimer Growth Fund, Oppenheimer Municipal Bond Fund, Oppenheimer Money Market Fund, Inc., Oppenheimer Capital Appreciation Fund, Oppenheimer U.S. Government Trust, Oppenheimer New York Municipal Fund, Oppenheimer California Municipal Fund, Oppenheimer Multi-State Municipal Trust, Oppenheimer Multiple Strategies Fund, Oppenheimer Developing Markets Fund, Oppenheimer Gold & Special Minerals Fund, Oppenheimer Discovery Fund, Oppenheimer Enterprise Fund, Oppenheimer Series Fund, Inc., Oppenheimer International Growth Fund, Oppenheimer Global Fund, Oppenheimer Global Growth & Income Fund, Oppenheimer Multi-Sector Income Trust and Oppenheimer World Bond Fund, Oppenheimer International Small Company Fund and Oppenheimer Large Cap Fund (collectively, the "New York-based Oppenheimer funds"), except that Ms. Macaskill is not a director of Oppenheimer Money Market Fund, Inc. Ms. Macaskill and Messrs. Bishop, Bowen, Donohue, Farrar and Zack hold the same offices with the other New York-based Oppenheimer funds as with the Fund. As of ____________, 1998, the Trustees and officers of the Fund as a group owned less than 1% of the outstanding Class A, Class B, Class C or Class Y shares of the Fund. That statement does not include ownership of shares held of record by an employee benefit plan for employees of the Manager (one of the Trustees of the Fund listed below, Ms. Macaskill, and one of the officers, Mr. Donohue, are trustees of that plan) other than the shares beneficially owned under that plan by the officers of the Fund listed above.

Leon Levy, Chairman of the Board of Trustees; Age: 72
31 West 52nd Street, New York,  NY  10019
General Partner of Odyssey Partners, L.P. (investment partnership) (since 1982) and Chairman of Avatar
Holdings, Inc. (real estate development).

Robert G. Galli, Trustee; Age: 64
19750 Beach Road, Jupiter Island, FL 33469
Formerly he held the following positions: Vice Chairman of the Manager (October 1995 to December 1997), Vice President (June 1990 to March 1994) and Counsel of Oppenheimer Acquisition Corp.
("OAC"), the Manager's parent holding company; Executive Vice President (December 1977 to October 1995), General Counsel and a director (December 1975 to October 1993) of the Manager; Executive Vice President and a director of OppenheimerFunds Distributor, Inc. (the "Distributor") (July 1978 to October
1993); Executive Vice President and a director of HarbourView Asset Management Corporation ("HarbourView") (April 1986 to October 1995), an investment adviser subsidiary of the Manager; Vice President and a director (October 1988 to October 1993) and Secretary (March 1981 to September 1988) of Centennial Asset Management Corporation ("Centennial"), an investment adviser subsidiary of the Manager; a director (November 1989 to October 1993) and Executive Vice President (November 1989 to January 1990) of Shareholder Financial Services, Inc. ("SFSI"), a transfer agent subsidiary of the Manager; a director of Shareholder Services, Inc. ("SSI") (August 1984 to October 1993), a transfer agent subsidiary of the Manager; a trustee or director of other Oppenheimer funds.

Benjamin Lipstein, Trustee; Age 75
591 Breezy Hill Road, Hillsdale, N.Y. 12529
Professor Emeritus of Marketing, Stern Graduate School of Business Administration, New York
University.

Bridget A.  Macaskill,  President  and Trustee*;  Age: 49 President  (since June
1991), Chief Executive Officer (since September 1995) and a Director (since December 1994) of the Manager; President and director (since June 1991) of HarbourView; Chairman and a director of SSI (since August 1994), and SFSI (September 1995); President (since September 1995) and a director (since October
1990) of OAC;  President  (since  September 1995) and a director (since November
1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc. (since July
1996); President and a director (since October 1997) of OppenheimerFunds International Ltd., an offshore fund manager subsidiary of the Manager ("OFIL") and Oppenheimer Millennium Funds plc (since October 1997); President and a director or trustee of other Oppenheimer funds; a director of the NASDAQ Stock Market, Inc. and of Hillsdown Holdings plc (a U.K. food company); formerly an Executive Vice President of the Manager.

Elizabeth B. Moynihan, Trustee; Age: 68
801 Pennsylvania Avenue, N.W., Washington, D.C. 20004
Author and architectural historian; a trustee of the Freer Gallery of Art (Smithsonian Institution), the
Institute of Fine Arts (New York University), National Building Museum; a member of the Trustees
Council, Preservation League of New York State, and of the Indo-U.S. Sub-Commission on Education and Culture.




-----------------
* A Trustee who is an "interested person" of the Fund as defined in the Investment Company Act.

Kenneth A. Randall, Trustee; Age: 70
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion Resources, Inc. (electric utility holding company), Dominion Energy, Inc. (electric power and oil & gas producer), Texas Cogeneration Company (cogeneration company), Prime Retail, Inc. (real estate investment trust); formerly President and Chief Executive Officer of The
Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance Company.

Edward V. Regan, Trustee; Age: 68
40 Park Avenue, New York, New York 10016
Chairman of Municipal Assistance Corporation for the City of New York; Senior Fellow of Jerome Levy Economics Institute, Bard College; a member of the U.S. Competitiveness Policy Council; a director of River Bank America (real estate manager); Trustee, Financial Accounting Foundation (FASB and GASB); formerly New York State Comptroller and trustee, New York State and Local Retirement Fund.

Russell S. Reynolds, Jr., Trustee; Age: 66
8 Sound Shore Drive, Greenwich, Connecticut 06830
Founder Chairman of Russell Reynolds Associates, Inc. (executive recruiting); Chairman of Directorship
Inc.   (corporate   governance    consulting);    a   director   of
Professional Staff Limited  (U.K);  a trustee of
Mystic   Seaport   Museum,   International   House  and   Greenwich
Historical Society.

Donald W. Spiro, Vice Chairman and Trustee*; Age: 72
Chairman Emeritus (since August 1991) and a director (since January 1969) of the Manager; formerly
Chairman of the Manager and the Distributor.

Pauline Trigere, Trustee; Age: 85
498 Seventh Avenue, New York, New York 10018
Chairman and Chief Executive Officer of Trigere, Inc. (design and sale of women's fashions).

Clayton K. Yeutter, Trustee; Age: 67
1325 Merrie Ridge Road, McLean, Virginia 22101
Of Counsel, Hogan & Hartson (a law firm); a director of B.A.T. Industries, Ltd. (tobacco and financial services), Caterpillar, Inc. (machinery), ConAgra, Inc. (food and agricultural products),
Farmers Insurance Company (insurance), FMC Corp. (chemicals and machinery) and Texas
Instruments, Inc. (electronics); formerly (in descending chronological order), Counsellor to the
President (Bush) for Domestic Policy, Chairman of the Republican National Committee, Secretary
of  the  U.S.   Department   of   Agriculture,   and   U.S.   Trade
Representative.





-----------------
* A Trustee who is an "interested person" of the Fund as defined in the Investment Company Act.

Andrew J. Donohue, Secretary; Age: 47
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a Director (since September 1995) of the Manager; Executive Vice President and General Counsel (since September 1993) and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView, SSI, SFSI and Oppenheimer Partnership Holdings, Inc. (since September 1995) and MultiSource Services, Inc. (a broker-dealer) (since December 1995); President and a director of Centennial (since September 1995); President, General Counsel and a director of Oppenheimer Real Asset Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of OAC; A director of OFIL and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

George C. Bowen, Treasurer; Age: 62
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President (since September 1987) and Treasurer (since March 1985) of the Manager; Vice President (since June 1983) and Treasurer (since March 1985) of the Distributor; Vice President (since October 1989) and Treasurer (since April 1986) of HarbourView; Senior Vice President (since February 1992), Treasurer (since July 1991) and a director (since December 1991) of Centennial; President, Treasurer and a director of Centennial Capital Corporation (since June 1989); Vice President and Treasurer (since August 1978) and Secretary (since April 1981) of SSI; Vice President, Treasurer and Secretary of SFSI (since November 1989); Treasurer of OAC (since June 1990); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Chief Executive Officer, Treasurer and a director of MultiSource Services, Inc., a broker-dealer (since December 1995); a trustee or director and an officer of other Oppenheimer funds.

Jerry A. Webman, Vice President and Portfolio Manager; Age: 48
Senior Vice President of the Manager (since February 1996); an officer of other Oppenheimer funds; previously an officer and portfolio manager with Prudential Mutual Funds -- Investment
Management Inc.

Robert J. Bishop, Assistant Treasurer; Age: 39
6803 South Tucson Way, Englewood,  Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the
Manager.

Scott T. Farrar, Assistant Treasurer; Age: 32
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994- May 1996), and a Fund Controller for the Manager.

Robert G. Zack, Assistant Secretary; Age: 49
Senior Vice President (since May 1985) and Associate  General Counsel (since May
1981) of the Manager, Assistant Secretary of SSI (since May 1985), and SFSI (since November 1989); Assistant Secretary of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

      |X| Remuneration of Trustees. The officers of the Fund and certain Trustees of the Fund (Ms. Macaskill and Mr. Spiro) who are affiliated with the Manager receive no salary or fee from the Fund. Mr. Galli received no salary or fee prior to January 1, 1998. The remaining Trustees of the Fund are expected to receive the compensation shown below from the Fund with respect to the Fund's current fiscal year. The compensation from all of the New York-based Oppenheimer funds includes the Fund and is compensation received as a director, trustee or member of a committee of the Board during the 1997 calendar year.

                                    Retirement     Total
                      Aggregate     Benefits       Compensation
                      Compensation  Accrued as     From All
                      From          Part of Fund   New York-based
Name and Position     the Fund(1)         Expenses Oppenheimer
Funds(2)

Leon Levy,            $             $              $158,500
  Chairman and Trustee

Robert G. Galli       $             $              $0
   Study Committee Member,
   Audit Committee Member
   and Trustee

Benjamin Lipstein     $             $              $137,000
  Study Committee Chairman,
  Audit Committee  Member
  and Trustee

Elizabeth B. Moynihan $             $              $ 96,500
  Study Committee Member
  and Trustee

Kenneth A. Randall    $             $              $ 88,500
  Audit Committee Chairman
  and Trustee

Edward V. Regan       $             $              $ 87,500
  Proxy Committee Chairman,
  Audit Committee Member
  and Trustee

Russell S. Reynolds, J$.            $              $ 65,500
  Proxy Committee Member
  and Trustee

Pauline Trigere, Trust$e            $              $ 58,500

Clayton K. Yeutter(3)     $               $         $ 65,500
  Proxy Committee Member
  and Trustee

----------------------

(1) Estimated to be received during the Fund's current fiscal year ending __________, 1998.
(2) For the 1997 calendar year.
(3) Includes $_____ deferred under the Deferred Compensation Plan described below.

Deferred  Compensation  Plan.  The Board of Trustees  has adopted a
Deferred Compensation Plan
for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities and net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

Major Shareholders. As ______________, no person owned of record or was known by the Fund to own beneficially 5% or more of the Fund's outstanding Class A, Class B or Class C shares.

The Manager and Its Affiliates. The Manager is wholly-owned by Oppenheimer Acquisition
Corporation ("OAC"), a holding company controlled by Massachusetts Mutual Life Insurance
Company. OAC is also owned in part by certain of the Manager's directors and officers, some of whom also serve as officers of the Fund, and two of whom (Ms. Bridget A. Macaskill and Mr. James
C. Swain) serve as Trustees of the Fund.

      The Manager and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.
Compliance with the Code of Ethics is carefully monitored and strictly enforced by the Manager.

      o Portfolio Management. The Portfolio Manager of the Fund is Jerry Webman, who is
principally responsible for the day-to-day management of the Fund's portfolio. Mr. Webman's
background  is  described  in  the  Prospectus   under   "Portfolio
Manager."

      o The Investment Advisory Agreement. The Investment Advisory Agreement between the Manager and the Fund requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment, and to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund, including the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      Expenses not expressly assumed by the Manager under the Investment Advisory Agreement or by the Distributor under the Distribution Agreement are paid by the Fund. The Investment Advisory Agreement lists examples of expenses paid by the Fund, the major categories of which relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal, and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation. Under the Investment Advisory Agreement, the Manager does not charge the Fund a fee for its services.

      The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard of its obligations and duties under the Investment Advisory Agreement, the Manager is not liable for any loss resulting from any good faith errors or omissions in connection with any matters to which the Agreement relates. The Investment Advisory Agreement permits the Manager to act as investment advisor to any other person, firm or corporation.

      o The Distributor. Under its Distribution Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's Class A, Class B, Class C and Class Y shares but is not obligated to sell a specific number of shares. Expenses normally attributable to sales (other than those paid under the Distribution and Service Plans, but including advertising and the cost of printing and mailing prospectuses other than those furnished to existing shareholders), are borne by the Distributor. For additional information about distribution of the Fund's shares and the expenses connected with such activities, please refer to "Distribution and Service Plans," below.

      o  The  Transfer  Agent.   OppenheimerFunds   Services,   the
Fund's transfer agent, is
responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for shareholder servicing and administrative functions.

Performance of the Fund

Yield and Total Return Information. From time to time the "standardized yield," "dividend yield," "average annual total return", "total return," and "total return at net asset value" of an investment in a class of the Fund may be advertised. An explanation of how yields and total returns are calculated for each class and the components of those calculations is set forth below.

      The Fund's advertisement of its performance must, under applicable rules of the Securities and Exchange Commission, include the average annual total returns for each advertised class of shares of the Fund for the 1, 5 and 10-year periods (or the life of the class, if less) as of the most recently ended calendar quarter prior to the publication of the advertisement. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its yields and total returns and share prices are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Yields and total returns for any given past period are not a prediction or representation by the Fund of future yields or rates of return on its shares. The yields and total returns of Class A, Class B, Class C and Class Y shares of the Fund are affected by portfolio quality, the type of investments the Fund holds and its operating expenses allocated to a particular class.

      o Yield

      o Standardized Yield. The "standardized yield" (referred to as "yield") is shown for a class of shares for a stated 30-day period. It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below. It is calculated using the following formula set forth in rules adopted by the Securities and Exchange Commission, designed to assure uniformity in the way that all funds calculate their yields: Standardized ~ Yield ~ = ~ 2~ [~ (~ {a-b} over cd ~ +~ 1~ ) SUP 6~ -~ 1~ ]

      The symbols above represent the following factors:

      a =dividends and interest earned during the 30-day period.
      b =expenses  accrued  for  the  period  (net  of any  expense reimbursements).
      c =the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
      d =the maximum offering price per share of the class on the last day of the period, using the current maximum sales charge rate adjusted for undistributed net investment income.

      The standardized yield for a 30-day period may differ from its yield for any other period. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day period.

      o Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on shares of a class during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated 30-day period are added together and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

      Dividend Yield =    dividends  paid  x  12/maximum   offering
price (payment date)

      The maximum offering price for Class A shares includes the maximum initial sales charge. The maximum offering price for Class B and Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges. The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

      o  Total Return Information

      o Average Annual Total Returns. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV") of that investment according to the following formula:

LEFT ( {~ERV~} OVER P~ right) SUP
{1/n}~-1~=~Average~Annual~Total~ Return

      o Cumulative Total Returns. The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

{ERV~-~P~ } OVER P ~=~Cumulative~Total ~ Return

      In calculating total returns for Class A shares, the current maximum sales charge of 3.50% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as discussed below). For Class B shares, the payment of the current contingent deferred sales charge (4.0% for the first year, 3.0% for the second year, 2.0% for the third and fourth years, 1.0% in the fifth year and none thereafter) is applied to the investment result for the time period shown (unless the total return is shown at net asset value, as described below). For Class C shares, the 1.0% contingent deferred sales charge is applied to the investment result for the one-year period (or less). Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period.

      o Total Returns at Net Asset Value. From time to time the Fund may also quote an "average annual total return at net asset value" or a cumulative "total return at net asset value" for Class A, Class B, Class C or Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

Other Performance Comparisons. From time to time the Fund may publish the ranking of its Class A, Class B, Class C or Class Y shares by Lipper Analytical Services, Inc. ("Lipper"), a widely- recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives. The performance of the Fund's classes are ranked against [ ] . The Lipper performance rankings are based on total returns that include the reinvestment of capital gains distributions and income dividends but does not take sales charges or taxes into consideration.

      From time to time the Fund may publish the star ranking of the performance of its Class A, Class B, Class C or Class Y shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds, municipal bond funds, based on risk-adjusted total investment returns. The Fund is ranked among __________________. Investment return measures a fund's or class's one, three, five and ten-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk measures a fund's or class's performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star rankings reflecting performance relative to the average fund in a fund's category. Five stars is the "highest" ranking (top 10%), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star ranking is the fund's or class's 3-year ranking or its combined 3-and 5-year ranking (weighted 60%/40%, respectively, or its combined 3-,5- and 10-year ranking (weighted 40%, 30% and 30%, respectively), depending on the inception of the fund or class. Rankings are subject to change monthly.

      The Fund may also compare its performance to that of other funds in its Morningstar Category. In addition to its star rankings, Morningstar also categorizes and compares a fund's 3-year performance based on Morningstar's classification of the fund's investments and investment style, rather than how a fund defines its investment objective. Morningstar's four broad categories (domestic equity, international equity, municipal bond and taxable bond) are each further subdivided into categories based on types of investments and investment styles. Those comparisons by Morningstar are based on the same risk and return measurements as its star rankings but do not consider the effect of sales charges.

      The total return on an investment made in Class A, Class B, Class C or Class Y shares of the Fund may also be compared with the performance for the same period of: [ ]. The performance of the Fund's Class A, Class B, Class C, or Class Y shares may also be compared in publications to (i) the performance of various market indices or other investments for which reliable performance data is available, and (ii) to averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      From time to time the Fund may also include in its advertisements and sales literature performance information about the Fund or rankings of the Fund's performance cited in newspapers or periodicals, such as The New York Times. These articles may include quotations of performance from other sources, such as Lipper or Morningstar.

      From time to time, the Fund's Manager may publish rankings or ratings of the Manager (or the Transfer Agent), by independent third-parties, on the investor services provided by them to shareholders of the Oppenheimer funds, other than the performance rankings of the Oppenheimer funds themselves. These ratings or rankings of shareholder/investor services by third parties may compare the Oppenheimer funds services to those of other mutual fund families selected by the rating or ranking services, and may be based upon the opinions of the rating or ranking service itself, using its own research or judgment, or based upon surveys of investors, brokers, shareholders or others. in relation to other equity funds.

      When comparing yield, total return and investment risk of an investment in Class A, Class B or Class C shares of the Fund with other investments, investors
should   understand   that  certain  other   investments   have  different  risk
characteristics than an investment
in shares of the Fund.  For example,
certificates  of deposit  may have fixed rates of return and may be insured as to principal and interest
by the FDIC,  while the Fund's returns will fluctuate and its share values and returns are not
guaranteed.   U.S.   Treasury   securities  are  guaranteed  as  to
principal and interest by the full faith and credit of the U.S. government.

Distribution and Service Plans

The Fund has adopted a Service Plan for Class A Shares and Distribution and Service Plans for Class B and Class C shares of the Fund under Rule 12b-1 of the Investment Company Act, pursuant to which the Fund will compensate the Distributor in connection with the distribution and/or servicing of the shares of that class, as described in the Prospectus. Each Plan has been approved by a vote of (i) the Board of Trustees of the Fund, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that Plan, and (ii) the holders of a "majority" (as defined in the Investment Company Act) of the shares of each class.

      In addition, under the Plans, the Manager and the Distributor, in their sole discretion, from time to time may use their own resources (which, in the case of the Manager, may include profits from the advisory fee it receives from the Fund) to make payments to brokers, dealers or other financial institutions (each is referred to as a "Recipient" under the Plans) for distribution and administrative services they perform, and those payments are at no cost to the Fund. The Distributor and the Manager may, in their sole discretion increase or decrease the amount of payments they make to Recipients from their own resources.

      Unless terminated as described below, each Plan continues in effect from year to year but only as long as such continuance is specifically approved at least annually by the Fund's Board of Trustees including its Independent Trustees by a vote cast in person at a meeting called for the purpose of voting on such continuance. Each Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class. No Plan may be amended to increase materially the amount of payments to be made unless such amendment is approved by shareholders of the class affected by the amendment. In addition, because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund is required by a Securities and Exchange Commission rule to obtain the approval of Class B as well as Class A shareholders for a proposed amendment to the Class A Plan that would materially increase payments under the Class A Plan. Such approval must be by a "majority" of the Class A and Class B shares (as defined in the Investment Company Act), voting separately by class. All material amendments must be approved by the Board and the Independent Trustees.

      While the Plans are in effect, the Treasurer of the Fund is to provide separate written reports to the Fund's Board of Trustees at least quarterly for its review, detailing the amount of all payments made pursuant to each Plan, the purpose for which the payments were made and the identity of each Recipient that received any such payment and the purpose of the payments. Those reports, including the allocations on which they are based, will be subject to the review and approval of the Independent Trustees in the exercise of their fiduciary duty. Each Plan further provides that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in such selection and nomination if the final decision on any such selection or nomination is approved by a majority of the Independent Trustees.

      Under the Plans, no payment will be made to any Recipient in any quarter if the aggregate net asset value of all Fund shares held by the Recipient for itself and its customers did not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Fund's Independent Trustees. Initially, the Board of Trustees has set the fee at the maximum rate and set no minimum amount. Any unreimbursed expenses incurred by the Distributor with respect to Class A shares for any fiscal quarter by the Distributor may not be recovered under the Class A Plan in subsequent fiscal quarters. Payments received by the Distributor under the Plan for Class A shares will not be used to pay any interest expense, carrying charges, or other financial costs, or allocation of overhead by the Distributor.

      The Class B and Class C Plans allow the service fee payments to be paid by the Distributor to Recipients in advance for the first year Class B and Class C shares are outstanding, and thereafter on a quarterly basis, as described in the Prospectus. The advance payment is based on the net asset value of the Class B and Class C shares sold. An exchange of shares does not entitle the Recipient to an advance payment of the service fee. In the event Class B or Class C shares are redeemed during the first year such shares are outstanding, the Recipient will be obligated to repay a pro rata portion of the advance of the service fee payment to the Distributor.

      Although the Class B and the Class C Plans permit the Distributor to retain both the asset-based sales charges and the service fee, or to pay Recipients the service fee on a quarterly basis, without payment in advance, the Distributor presently intends to pay the service fee to Recipients in the manner described above. A minimum holding period may be established from time to time under the Class B Plan and the Class C Plan by the Board. Initially, the Board has set no minimum holding period. All payments under the Class B Plan and the Class C Plan are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. The Distributor anticipates that it will take a number of years for it to recoup (from the Fund's payments to the Distributor under the Class B or Class C Plan and from contingent deferred sales charges collected on redeemed Class B or Class C shares) the sales commissions paid to authorized brokers or dealers.

      Asset-based sales charge payments are designed to permit an investor to purchase shares of the Fund without the assessment of a front-end sales load and at the same time permit the Distributor to compensate brokers and dealers in connection with the sale of Class B and Class C shares of the Fund. The Class B and Class C Plans provide for the Distributor to be compensated at a flat rate whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund during that period. Such payments are made in recognition that the Distributor (i) pays sales commissions to authorized brokers and dealers at the time of sale, (ii) may finance such commissions and/or the advance of the service fee payment to Recipients under those Plans or provide such financing from its own resources, or from an affiliate, (iii) employs personnel to support distribution of shares, and (iv) costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.

ABOUT A PLAN'S ACCOUNT

How To Buy Shares

Alternative Sales Arrangements - Class A, Class B, Class C and Class Y Shares. The availability of four classes of shares permits a Plan to choose the method of purchasing shares that is more beneficial to the Plan depending on the amount of the purchase, the length of time the Plan expects to hold shares and other relevant circumstances. Plans should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B and Class C shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares than the other. The Distributor will not accept any order for $500,000 or $1 million or more of Class B or Class C shares, respectively, on behalf of a single Plan (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that Plan to purchase Class A shares of the Fund instead.

      The three classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B and Class C shares and the dividends payable on Class B and Class C shares will be reduced by incremental expenses borne solely by that class, including the asset-based sales charge to which Class B and Class C shares are subject.

      The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax advisor, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's Class A, Class B and Class C shares recognizes two types of expenses. General expenses that do not pertain specifically to any class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to the Fund's total net assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees,
(iii) printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, (iv) fees to unaffiliated Trustees, (v) custodian expenses, (vi) share issuance costs, (vii) organization and start-up costs, (viii) interest, taxes and brokerage commissions, and (ix) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (i) Distribution and/or Service Plan fees, (ii) incremental transfer and shareholder servicing agent fees and expenses, (iii) registration fees and (iv) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.

Determination of Net Asset Values Per Share. The net asset values per share of Class A, Class B, Class C and Class Y shares of the Fund are determined as of the close of business of The New York Stock Exchange on each day the Exchange is open by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual holiday schedule (which is subject to change) states that it will close New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day; it may also close on other days. Trading may occur in U.S. Government Securities at times when the Exchange is closed (including weekends and holidays or after 4:00 P.M., on a regular business day). Because the net asset values of the Fund will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

      Pursuant to procedures adopted by the Fund's Board, the Wrapper Value generally will be equal to the difference between the Book Value and the market value of the applicable Covered Assets. If the market value of the Covered Assets is greater than their Book Value, the Wrapper Value will be reflected as a liability of the Fund in the amount of the difference, i.e., a negative value, reflecting the potential liability of the Fund to the Wrapper Provider. If the market value of the Covered Assets is less than their Book Value, the Wrapper Value will be reflected as an asset of the Fund in the amount of the difference, i.e., a positive value, reflecting the potential liability of the Wrapper Provider to the Fund. In performing its fair value determination, the Fund's Board expects to consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the

Wrapper Agreement. If the Fund's Board determines that a Wrapper Provider is unable to make such payments, the Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value of the applicable Covered Assets and the Fund might be unable to maintain NAV stability.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25.00. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased by the proceeds of ACH transfers on the business day the Fund receives Federal Funds for such purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If the Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in the Prospectus because the Distributor or broker-dealer incurs little or no selling expenses.

      o The Oppenheimer funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-Distributor and include the following:

Limited Term New York Municipal Fund Oppenheimer Convertible Securities Fund Oppenheimer Bond Fund Oppenheimer California Municipal Fund Oppenheimer Capital Appreciation Fund Oppenheimer Champion Income Fund Oppenheimer Developing Markets Fund Oppenheimer Disciplined Allocation Fund Oppenheimer Disciplined Value Fund Oppenheimer Discovery Fund Oppenheimer Enterprise Fund Oppenheimer Equity Income Fund Oppenheimer Florida Municipal Fund Oppenheimer Global Fund Oppenheimer Global Growth & Income Fund Oppenheimer Gold & Special Minerals Fund Oppenheimer Growth Fund Oppenheimer High Yield Fund Oppenheimer Multiple Strategies Fund Oppenheimer Intermediate Municipal Fund

Oppenheimer Insured Municipal Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Large Cap Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street California Municipal Fund Oppenheimer Main Street Income & Growth Fund Oppenheimer MidCap Fund Oppenheimer Municipal Bond Fund Oppenheimer New Jersey Municipal Fund Oppenheimer New York Municipal Fund
Oppenheimer Pennsylvania Municipal Fund Oppenheimer Quest Value Fund, Inc. Oppenheimer Quest Capital Value Fund, Inc. Oppenheimer Quest Global Value Fund, Inc. Oppenheimer Quest Small Cap Value Fund Oppenheimer Quest Opportunity Value Fund Oppenheimer Quest Officers Value Fund Oppenheimer Quest Growth & Income
Fund Oppenheimer Strategic Income Fund Oppenheimer Real Asset Fund Oppenheimer Total Return Fund, Inc. Oppenheimer U.S. Government Trust Oppenheimer World Bond Fund Rochester Fund Municipals*

the following "Money Market Funds":

Centennial Money Market Trust
Centennial Government Trust
Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Oppenheimer Money Market Fund, Inc.
Oppenheimer Cash Reserves

----------------------
* Shares of the Fund are not presently exchangeable for shares of these funds.

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except Money Market Funds (under certain circumstances described herein, redemption proceeds of Money Market Fund shares may be subject to a CDSC).

      o Letters of Intent. A Letter of Intent (referred to as a "Letter") is an investor's statement in writing to the Distributor of the intention to purchase Class A shares of the Fund or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period (the "Letter of Intent period"), which may, at the investor's request, include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter. A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the public offering price applicable to a single lump-sum purchase of shares in the intended purchase amount as described in the Prospectus.

      In submitting a Letter, the investor makes no commitment to purchase shares, but if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases, as set forth in "Terms of Escrow," below (as those terms may be amended from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for such Letter of Intent, and if such terms are amended, as they may be from time to time by the Fund, that those amendments will apply automatically to existing Letters of Intent.

      For purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent, the Transfer Agent will not hold shares in escrow.
If  the  intended   purchase   amount  under  the  Letter  entered  into  by  an
OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of commissions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter of Intent period exceed the intended amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the applicable prospectus, the sales charges paid will be adjusted to the lower rate, but only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

      o  Terms of Escrow That Apply to Letters of Intent

      1.Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2.If the total minimum investment specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

      3.If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. Such sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If such difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4.By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

      5.The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include (a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge, (b) Class B shares acquired subject to a contingent deferred sales charge, and (c) Class A shares or Class B shares acquired in exchange for either
(i) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (ii) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6.Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares," and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan from a bank account, a check (minimum $25) for the initial purchase must accompany the application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in "How To Sell Shares," in the Prospectus. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use those accounts for monthly automatic purchases of shares of up to four other Oppenheimer funds.

      There is a front-end sales charge on the purchase of Class A shares of certain Oppenheimer funds, or a contingent deferred sales charge may apply to shares purchased by Asset Builder payments. An application should be obtained from the Transfer Agent, completed and returned, and a prospectus of the selected fund(s) should be obtained from the Distributor or your financial advisor before initiating Asset Builder payments. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. A reasonable period (approximately 15 days) is required after the Transfer Agent's receipt of such instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering such plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Retirement Plans. In describing certain types of employee benefit plans that may purchase Class A shares without being subject to the Class A contingent deferred sales charge, the term "employee benefit plan" means any plan or arrangement, whether or not "qualified" under the Internal Revenue Code, including, medical savings accounts, payroll deduction plans or similar plans in which Class A shares are purchased by a fiduciary or other person for the account of participants who are employees of a single employer or of affiliated employers, if the Fund account is registered in the name of the fiduciary or other person for the benefit of participants in the plan.

      The term "group retirement plan" means any qualified or non-qualified retirement plan (including 457 plans, SEPs, SARSEPs, 403(b) plans, and SIMPLE plans) for employees of a corporation or a sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in the plan purchase Class A shares of the Fund through a single investment dealer, broker or other financial institution designated by the group. "Group retirement plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class A shares of the Fund through a single investment dealer, broker, or other financial institution, if that broker-dealer has made special arrangements with the Distributor enabling those plans to purchase Class A shares of the Fund at net asset value but subject to a contingent deferred sales charge.

      In addition to the discussion in the Prospectus relating to the ability of Retirement Plans to purchase Class A shares at net asset value in certain circumstances, there is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds by a Retirement Plan in the following cases: (i) the recordkeeping for the Retirement Plan is performed on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") and, on the date the plan sponsor signs the Merrill Lynch recordkeeping service agreement, the Retirement Plan has $3 million or more in assets invested in mutual funds other than those advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); (ii) the recordkeeping for the Retirement Plan is performed on a daily valuation basis by an independent record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the Merrill Lynch record keeping service agreement, the Plan must have $3 million or more in assets, excluding assets held in money market funds, invested in Applicable Investments; or (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the plan sponsor signs the Merrill Lynch record keeping service agreement.

      If a Retirement Plan's records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract or alliance arrangement with Merrill Lynch, and if on the date the plan sponsor signs the Merrill Lynch record keeping service agreement the Retirement Plan has less than $3 million in assets, excluding money market funds, invested in Applicable Investments, then the Retirement Plan may purchase only Class B shares of one or more of the Oppenheimer funds. Otherwise, the Retirement Plan will be permitted to purchase Class A shares of one or more of the Oppenheimer funds. Any of those Retirement Plans that currently invest in Class B shares of the Fund will have their Class B shares be converted to Class A shares of the Fund once the Plan's Applicable Investments have reached $5 million.

      Any redemptions of shares of the Fund held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch that are currently invested in Class B shares of the Fund shall not be subject to the Class B CDSC.

How to Sell Shares

Information on how to sell shares of the Fund is stated in the Prospectus. The information below supplements the terms and conditions for redemptions set forth in the Prospectus.

      o Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $___ or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of the shares has fallen below the stated minimum solely as a result of market fluctuations. Should the Board elect to exercise this right, it may also fix, in accordance with the Investment Company Act, the requirements for any notice to be given to the shareholders in question (not less than 30 days), or the Board may set requirements for granting permission to the shareholder to increase the investment, and set other terms and conditions so that the shares would not be involuntarily redeemed.

      o Selling Shares by Wire. The wire of redemption proceeds may be delayed if the Fund's
Custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by wire.

      o Payments "In Kind." The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, conditions exist that make cash payments undesirable, or for other reasons the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the portfolio of the Fund and Wrapper Agreements, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. The shares of the underlying funds distributed in-kind shall be the net asset value for those securities and the Wrapper Agreements shall be valued as they are for purposes of computing the Fund's net asset value. To the extent that a redemption in-kind includes Wrapper Agreements, the Fund will assign to the redeeming Plan one or more Wrapper Agreements issued by the Wrapper Providers covering the securities of the underlying fund that are distributed in-kind. The terms and conditions of Wrapper Agreements provided to a redeeming Plan will be the same or substantially similar to the terms and conditions of the Wrapper Agreements held by the Fund. Wrapper Agreements are not liquid securities and may impose restrictions on termination or withdrawal, including notice periods of one year or more for non-participant directed withdrawals. The maintenance of Wrapper Agreements distributed in-kind may also require that a Plan pay fees to the Wrapper Provider directly, rather than through the Fund. Such fees are anticipated to be comparable to the fees paid by the Fund with respect to Covered Assets (typically 0.10% to 0.25% per dollar of Covered Assets). And, in most circumstances the Wrapper Agreements will be of value to the Plan only as long as the Plan holds shares of the underlying funds.

      A Wrapper Provider, prior to the assignment of a Wrapper Agreement to a shareholder, may require the shareholder to represent and warrant that such assignment does not violate any applicable laws. Moreover, the Wrapper Provider may require the shareholder to obtain at its own expense the services of a qualified professional asset manager acceptable to the Wrapper Provider to manage the Covered Assets distributed in-kind in conformity with the Wrapper Agreement provisions. In the event a Wrapper Agreement cannot be assigned to the shareholder, the Fund in its discretion may satisfy the redemption request through (a) a cash payment, (b) a redemption in-kind consisting entirely of Covered Assets, (c) a combination of cash and Covered Assets, or (d) the Fund may give the redeeming shareholder the opportunity to choose between one of the foregoing options or providing the Fund with 12 months notice of its request for such redemption (which 12-month notice option would cause the redemption not to be subject to the redemption fee).

      The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder.

      o Redemption Fee. If a plan (or group of affiliated plans) holds shares of the Fund, and if any decision or action of an employer or plan sponsor which affects a significant number of plan participants, such as, but not limited to, plant closings, divestitures, partial plan termination, bankruptcy, layoff or early retirement incentive programs, results in redemption of Fund shares without 12 months notice, then those redemptions may be subject to a redemption fee. However, the redemption fee will not be assessed against any such redemptions if, as a direct result of such decision or action by the employer or plan sponsor, the affected Plan participants suffer an immediate, involuntary loss of employment.

Reinvestment Privilege. Within six months of a redemption, a plan may reinvest all or part of the redemption proceeds of (i) Class A shares that the plan purchased subject to an initial sales charge, or (ii) Class B shares on which the plan paid a contingent deferred sales charge when it redeemed them, without sales charge. This privilege does not apply to Class C shares. The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described below, at the net asset value next computed after the Transfer Agent receives the reinvestment order.
 The shareholder must ask the
Distributor for that privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case, the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

Transfers of Shares. Class A, Class B and Class C shares are not subject to the payment of a contingent deferred sales charge at the time of transfer to the name of another person or entity (whether the transfer occurs by absolute assignment, gift or bequest, not involving, directly or indirectly, a public sale). The transferred shares will remain subject to the contingent deferred sales charge, calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder. If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B and Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds- sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must: (i) state the reason for the distribution; (ii) state the owner's awareness of tax penalties if the distribution is premature; and (iii) conform to the requirements of the plan and the Fund's other redemption requirements. Participants (other than self-employed persons maintaining a plan account in their own name) in OppenheimerFunds-sponsored prototype pension or profit-sharing or 401(k) plans may not directly redeem or exchange shares held for their account under those plans. The employer or plan administrator must sign the request. Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue

Code and certain documents (available from the Transfer Agent) must be completed before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, the Trustee and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. The shareholder should contact the broker or dealer to arrange this type of redemption.
The repurchase price per share will be the net asset value next computed after the Distributor receives the order placed by the dealer or broker, except that if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customer prior to the time the Exchange closes (normally, that is 4:00 P.M., but may be earlier on some days) and the order was transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.). Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form, with the signature(s) of the registered owners guaranteed on the redemption document as described in the Prospectus.

Automatic Exchange Plans. By requesting an Automatic Exchange Plan, the shareholder agrees to the terms and conditions as stated below [and in the provisions of the OppenheimerFunds Application relating to such Plans], as well as the Prospectus. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, such amendments will automatically apply to existing Plans.

      o Automatic Exchange Plans. Shareholders can authorize the Transfer Agent (on the OppenheimerFunds Application or signature-guaranteed instructions) to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

      The Plan may be terminated at any time by the Planholder by writing to the Transfer Agent. A Plan may also be terminated at any time by the Transfer Agent upon receiving directions to that effect from the Fund. The Transfer Agent will also terminate a Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.


How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of the Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. All of the Oppenheimer funds offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, Centennial America Fund, L.P. and Daily Cash Accumulation Fund Inc., which only offer Class A shares and Oppenheimer Main Street California Tax Exempt Fund which only offers Class A and Class B shares (Class B and Class C shares of Oppenheimer Cash reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds sponsored 401 (k) plans). A current list showing which funds offer which class can be obtained by calling the Distributor at 1-800-525-7048.

      For accounts established on or before March 8, 1996 holding Class M shares of Oppenheimer Bond Fund for Growth, Class M shares can be exchanged only for Class A shares of other Oppenheimer funds. Exchanges to Class M shares of Oppenheimer Bond Fund for Growth are permitted from Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves that were acquired by exchange from Class M shares. Otherwise no exchanges of any class of any Oppenheimer fund into Class M shares are permitted.

      Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any Money Market Fund. Shares of any Money Market Fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge (or, if applicable, may be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge).

      Shares of this Fund acquired by reinvestment of dividends or distributions from any other of the Oppenheimer funds (except Oppenheimer Cash Reserves) or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 12 months prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge, whichever is applicable. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased, and, if requested, must supply proof of entitlement to this privilege. The Class C contingent deferred sales charge is imposed on

Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

      When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B and Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one class must specify whether they intend to exchange Class A, Class B or Class C shares.

      The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege. In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      When exchanging shares by telephone, the shareholder must either have an existing account in, or obtain and acknowledge receipt of a prospectus of, the fund to which the exchange is to be made. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans, Automatic Withdrawal Plans and retirement plan contributions will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date").
Normally, shares of the fund to be
acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange request from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund).

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks, and a shareholder should assure that the Fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares." Daily dividends on newly purchased shares will not be declared or paid until such time as Federal Funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (i.e., to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of the Fund as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds.

      The amount of a class's distributions may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class, as described in "Alternative Sales Arrangements -- Class A, Class B, Class C and Class Y shares" above. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the asset-based sales charges on Class B and Class C shares, and will also differ in amount as a consequence of any difference in net asset value between the classes. Dividends on Class A shares are expected to be lower than dividends on Class Y shares as a result of the service fee.

      If prior distributions must be re-characterized at the end of the fiscal year as a result of the effect of the Fund's investment policies, shareholders may have a non-taxable return of capital, which will be identified in notices to shareholders. A return of capital is a return of a shareholder's original investment and is therefore not to be considered a taxable distribution. There is no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains.

      If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Fund will qualify, and the Fund might not meet those tests in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and distributions made to shareholders.

      Under the Internal Revenue Code, by December 31 each year the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year, or else the Fund must pay an excise tax on the amounts not distributed. While it is presently anticipated that the Fund will meet those requirements, the Fund's Board and the Manager might determine in a particular year that it would be in the best interest of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

Additional Information About The Fund

The Custodian. Citibank, N.A. is the Custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities, collecting income on the portfolio securities and handling the delivery of such securities to and from the Fund. The
Manager has represented to the Fund that the banking relationships between the Manager and with the Custodian have been and will continue to be unrelated to and unaffected by the relationship between the Fund and the Custodian. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Fund's cash balances with the Custodian in excess of $100,000 are not protected by Federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors. The independent auditors of the Fund audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Transfer and Shareholder Servicing Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1-800-525-7048

Custodian of Portfolio Securities
      Citibank, N.A.
      399 Park Avenue
      New York, New York 10043

Independent Auditors
      KPMG Peat Marwick LLP
      707 Seventeenth Street
      Denver, Colorado  80202

Legal Counsel
      Gordon Altman Butowsky
        Weitzen Shalov & Wein
      114 West 47th Street
      New York, New York 10036

                   OPPENHEIMER STABLE VALUE FUND

                              PART C

                         OTHER INFORMATION


Item 24.  Financial Statements and Exhibits
--------  ---------------------------------
      (a)  Financial Statements:
           --------------------

           (1) Financial Highlights (See Parts A and B): Not applicable.

           (2)  Report of Independent Auditors (See Part B):*

           (3) Statement of Investments (See Part B): Not applicable.

           (4)  Statement  of  Assets  and  Liabilities  (See  Part
B):*

           (5) Statement of Operations (See Part B): Not applicable.

           (6) Statement of Changes in Net Assets (See Part B): Not applicable.

           (7) Notes to Financial Statements (See Part B): Not applicable.

--------------
* To be filed by amendment

      (b)  Exhibits:
           --------
           (1) Declaration of Trust dated June 2, 1998: Filed herewith.

           (2) By-Laws dated June 2, 1998: Filed herewith.

           (3) Not applicable.

           (4) Not applicable.

           (5)  Investment Advisory Agreement*

           (6)  (i)    General Distributor's Agreement*

----------------
* To be filed by amendment.

                (ii) Form of Oppenheimer Funds Distributor, Inc. Dealer Agreement: Filed with Post-Effective Amendment No. 14 of
Oppenheimer   Main  Street  Funds,   Inc.  (Reg.   No.   33-17850),
9/30/94,
and incorporated herein by reference.

                (iii) Form of Oppenheimer Funds Distributor, Inc. Broker Agreement: Filed with Post-Effective Amendment No. 14 of
Oppenheimer   Main  Street  Funds,   Inc.  (Reg.   No.   33-17850),
9/30/94,
and incorporated herein by reference.

                (iv) Form of Oppenheimer Funds Distributor, Inc. Agency Agreement: Filed with Post-Effective Amendment No. 14 of
Oppenheimer   Main  Street  Funds,   Inc.  (Reg.   No.   33-17850),
9/30/94,
and incorporated herein by reference.

                (v)    Broker Agreement between Oppenheimer Fund
Management, Inc. and Newbridge Securities, Inc. dated October 1, 1986: Previously filed with Post-Effective Amendment No. 25 to the
Registration Statement of Oppenheimer Growth Fund (Reg. No. 2-45272), 11/1/86, refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94, pursuant to
Item  102  of   Regulation   S-T,   and   incorporated   herein  by
reference.

           (7) Not applicable.

           (8)  Custody    Agreement    between    Registrant   and
Citibank,
N.A.: To be filed by amendment.

           (9) Not applicable.

           (10) Opinion and Consent of Counsel: To be filed by amendment.

           (11) Independent Auditors' Consent: To be filed by amendment.

           (12) Not applicable.

           (13) Investment Letter from OppenheimerFunds, Inc. to Registrant: To be filed by amendment.

           (14) (i) Form of prototype Standardized and Non-Standardized Profit-Sharing Plans and Money Purchase Plans for
self-employed     persons    and    corporations:     Filed    with
Post-Effective
Amendment  No.  3 to  the  Registration  Statement  of  Oppenheimer
Global
Growth & Income  Fund (Reg.  No.  33-23799),  1/31/92,  and refiled with
Post-Effective Amendment No. 7 to the Registration Statement of Oppenheimer Global Growth & Income Fund (Reg. No. 33-23799),
12/1/94,   pursuant   to   Item   102  of   Regulation   S-T,   and
incorporated
herein by reference.

                (ii) Form of Individual Retirement Account Trust
Agreement: Filed with Post-Effective Amendment No. 21 of
Oppenheimer U.S. Government Trust (Reg. No. 2-76645), 8/25/93 and incorporated herein by reference.

                (iii)  Form  of  Tax  Sheltered   Retirement  Plan  and  Custody
Agreement  for  employees  of  public  schools  and  tax-exempt   organizations:
Previously filed with Post-Effective Amendment
No.
47  of  the  Registration  Statement  of  Oppenheimer  Growth  Fund
(Reg.
No. 2-45272), 10/21/94, and incorporated herein by reference.

                (iv)  Form of simplified Employee Pension IRA:
Previously filed with Post-Effective Amendment No. 42 of
Oppenheimer Strategic Income & Growth Fund (Reg. No. 33-47378),
9/28/95, and incorporated by reference.

                (v)  Form  of  Prototype  401(k)  Plan:  Previously  filed  with
Post-Effective Amendment No. 7 to the Registration Statement of Oppenheimer Strategic Income & Growth Fund (Reg No. 33-47378), 9/28/95, and incorporated herein by reference.

           (15) (i) Service Plan and Agreement for Class A shares under Rule 12b-1: To be filed by amendment.

                (ii) Distribution and Service Plan and Agreement for Class B shares under Rule 12b-1: To be filed by amendment.

                (iii) Distribution and Service Plan and Agreement for Class C shares under Rule 12b-1: To be filed by amendment.

           (16) Performance Data Computation Schedule: Not applicable.

           (17) (i) Financial Data Schedule for Class A shares: Not applicable.

                (ii) Financial Data Schedule for Class B shares:
Not applicable.

                (iii) Financial Data Schedule for Class C shares:
Not applicable.

                (iv) Financial Data Schedule for Class Y shares:
Not applicable.

           (18) OppenheimerFunds Multiple Class Plan under Rule 18f- 3 dated 3/18/96: Previously filed with the initial Registration Statement on Form N-1A of Oppenheimer MidCap Fund (Reg. No. 333- 31533), 7/18/97, and incorporated herein by reference.

      --   Powers of Attorney and Certified Board Resolutions:
Filed herewith.

Item 25.   Persons Controlled by or Under Common Control
           with Registrant
--------   ---------------------------------------------

           None

Item 26.   Number of Holders of Securities
--------   -------------------------------
                                          Number of
                                          Record Holders
                                          as of the date of
Title of Class                            this         Registration
Statement
--------------
--------------------------

Class A Shares of Beneficial Interest
Class B Shares of Beneficial Interest
Class C Shares of Beneficial Interest
Class Y Shares of Beneficial Interest

Item 27.   Indemnification
--------   ---------------

      Reference is made to the provisions of Article Seventh of Registrant's Declaration of Trust filed as Exhibit 24(b)(1) to this Registration Statement.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.   Business and Other Connections of Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 28(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position with   Other Business and Connections
OppenheimerFunds, Inc.("OFI")    During the Past Two Years

Charles E. Albers,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds (since April 1998); a Chartered Financial
                                 Analyst;
                                 formerly,  a  Vice  President  and
                                    portfolio
                                 manager  for   Guardian   Investor
                                 Services,
                                 the     investment      management
                                 subsidiary of
                                 The   Guardian   Life    Insurance
                                 Company (since
                                 1972).

Mark J.P. Anson,
Vice President                   Vice   President  of   Oppenheimer
                                 Real Asset
                                 Management,     Inc.    ("ORAMI");
                                 formerly, Vice
                                 President  of  Equity  Derivatives
                                 at Salomon
                                 Brothers, Inc.

Peter M. Antos,
Senior Vice President            An   officer   and/or    portfolio
                                 manager of
                                 certain   Oppenheimer   funds;   a
                                 Chartered
                                 Financial  Analyst;   Senior  Vice
                                 President
                                 of HarbourView Asset Management
                                 Corporation       ("HarbourView");
                                 prior to
                                 March,  1996  he  was  the  senior
                                 equity
                                 portfolio    manager    for    the
                                 Panorama Series
                                 Fund,  Inc.  (the  "Company")  and
                                 other
                                 mutual  funds  and  pension  funds
                                 managed by
                                 G.R.   Phelps &  Co.  Inc.  ("G.R.
                                    Phelps"),
                                 the Company's former investment adviser, which was a subsidiary of Connecticut Mutual Life
                                 Insurance Company; was also responsible for managing the common stock department and common stock investments of Connecticut Mutual Life
                                 Insurance Co.

Lawrence Apolito,
Vice President                   None.

Victor Babin,
Senior Vice President            None.

Bruce Bartlett,
Vice President                   An   officer   and/or    portfolio
                                 manager of
                                 certain     Oppenheimer     funds.
                                 Formerly, a
                                 Vice    President    and    Senior
                                 Portfolio
                                 Manager   at  First   of   America
                                 Investment
                                 Corp.

John R. Blomfield,               Formerly,  Senior Product  Manager
(November,
1996
Vice President                   - August,  1997) of  International
                                 Home
                                 Foods and American  Home  Products
                                 (March, 1994 - October, 1996).
Kathleen Beichert,
Vice President                   None.

Rajeev Bhaman,
Vice President Formerly, Vice President (January 1992 - February, 1996) of Asian Equities for Barclays de Zoete Wedd, Inc.

Robert J. Bishop,
Vice President                   Vice   President  of  Mutual  Fund
                                 Accounting
                                 (since  May  1996);  an officer of
                                 other
                                 Oppenheimer  funds;  formerly,  an
                                 Assistant
                                 Vice President of OFI/Mutual Fund
                                 Accounting  (April 1994-May 1996),
                                 and a
                                 Fund Controller for OFI.


George C. Bowen,
Senior Vice President, Treasurer
and Director                     Vice  President  (since June 1983)
                                 and
                                 Treasurer (since March 1985) of
                                 OppenheimerFunds      Distributor,
                                 Inc. (the
                                 "Distributor");   Vice   President
                                 (since
                                 October    1989)   and   Treasurer
                                 (since April
                                 1986) of HarbourView; Senior Vice
                                 President  (since  February 1992),
                                 Treasurer
                                 (since  July  1991)and  a director
                                 (since
                                 December   1991)  of   Centennial;
                                 President,
                                 Treasurer   and  a   director   of
                                 Centennial
                                 Capital  Corporation  (since  June
                                 1989);
                                 Vice   President   and   Treasurer
                                 (since August
                                 1978) and  Secretary  (since April
                                 1981) of
                                 Shareholder     Services,     Inc.
                                 ("SSI"); Vice
                                 President,      Treasurer      and
                                 Secretary of
                                 Shareholder   Financial  Services,
                                 Inc.
                                 ("SFSI")  (since  November  1989);
                                 Assistant
                                 Treasurer      of      Oppenheimer
                                 Acquisition Corp.
                                 ("OAC")   (since   March,   1998);
                                 Treasurer of
                                 Oppenheimer  Partnership Holdings,
                                 Inc.
                                 (since   November   1989);    Vice
                                 President and
                                 Treasurer  of  ORAMI  (since  July
                                 1996);  an
                                 officer   of   other   Oppenheimer
                                 funds.

Scott Brooks,
Vice President                   None.

Susan Burton,
Vice President                   None.

Adele Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division    Formerly,      Assistant      Vice
                                  President of
                          Rochester Fund Services, Inc.

Michael Carbuto,
Vice President                   An   officer   and/or    portfolio
                                   manager of
                                 certain  Oppenheimer  funds;  Vice
                                    President
                                 of Centennial.

John Cardillo,
Assistant Vice President         None.

Erin Cawley,
Assistant Vice President         None.

H.D. Digby Clements,
Assistant Vice President:
Rochester Division               None.

O. Leonard Darling,
Executive Vice President         Trustee   (1993  -   present)   of
                                 Awhtolia
                                College - Greece.

William DeJianne,                None.
Assistant Vice President

Robert A. Densen,
Senior Vice President            None.

Sheri Devereux,
Assistant Vice President         None.

Craig P. Dinsell
Senior Vice President            Formerly,  Senior  Vice  President
                                 of Human
                                 Resources       for       Fidelity
                                 Investments-Retail
                                 Division    (January,    1995    -
                                 January, 1996),
                                 Fidelity   Investments   FMR   Co.
                                    (January,
                                 1996 - June,  1997)  and  Fidelity  Investments
                                 FTPG (June, 1997 - January, 1998).
Robert Doll, Jr.,
Executive                        Vice   President  &  DirectAn   officer  and/or
                                 portfolio manager of certain Oppenheimer funds.
John Doney,
Vice                             President An officer and/or  portfolio  manager
                                 of certain Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director     Executive  Vice  President  (since
                                    September
                                 1993),  and a director  (since January 1992) of
                                 the  Distributor;   Executive  Vice  President,
                                 General  Counsel and a director of HarbourView,
                                 SSI, SFSI and Oppenheimer Partnership Holdings,
                                 Inc. since  (September  1995);  President and a
                                 director of Centennial  (since September 1995);
                                 President  and a director of ORAMI  (since July
                                 1996);  General  Counsel  (since  May 1996) and
                                 Secretary  (since  April  1997)  of  OAC;  Vice
                                 President  and  Director  of   OppenheimerFunds
                                 International,  Ltd.  ("OFIL") and  Oppenheimer
                                 Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Patrick Dougherty,               None.
Assistant Vice President

Bruce Dunbar,                    None.
Vice President

George Evans,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Edward Everett,
Assistant Vice President         None.

Scott Farrar,
Vice President                   Assistant Treasurer of Oppenheimer
                                 Millennium    Funds   plc   (since
                                 October 1997);
                                 an  officer  of other  Oppenheimer
                                 funds;
                                 formerly,    an   Assistant   Vice
                                 President of
                                 OFI/Mutual Fund Accounting  (April
                                 1994-May
                                 1996),  and a Fund  Controller for
                                 OFI.

Leslie A. Falconio,
Assistant Vice President         None.

Katherine P. Feld,
Vice President and Secretary     Vice  President  and  Secretary of
                                 the
                                 Distributor;      Secretary     of
                                 HarbourView, and
                                 Centennial;     Secretary,    Vice
                                 President and
                                 Director of Centennial Capital
                                 Corporation;  Vice  President  and
                                 Secretary
                                    of ORAMI.

Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division               An   officer,    Director   and/or
                                 portfolio
                                 manager  of  certain   Oppenheimer
                                 funds;
                                 Presently  he holds the  following
                                 other
                                 positions:  Director  (since 1995)
                                 of ICI
                                 Mutual     Insurance      Company;
                                 Governor (since
                                 1994)  of  St.   John's   College;
                                 Director
                                 (since    1994   -   present)   of
                                 International
                                 Museum  of  Photography  at George
                                 Eastman
                                 House.   Formerly,   he  held  the
                                 following
                                 positions:  formerly,  Chairman of
                                 the Board
                                 and Director of Rochester Fund
                                 Distributors,     Inc.    ("RFD");
                                 President and
                                 Director  of  Fielding  Management
                                 Company,
                                 Inc.   ("FMC");    President   and
                                 Director of
                                 Rochester Capital  Advisors,  Inc.
                                 ("RCAI");
                                 Managing   Partner  of   Rochester
                                 Capital
                                 Advisors,   L.P.,   President  and
                                 Director of
                                 Rochester  Fund   Services,   Inc.
                                 ("RFS");
                                 President    and    Director    of
                                 Rochester Tax
                                 Managed   Fund,   Inc.;   Director
                                 (1993 - 1997)
                                 of VehiCare Corp.;  Director (1993
                                 - 1996)
                                 of VoiceMode.

John Fortuna,
Vice President                   None.

Patricia Foster,
Vice President                   Formerly, she held the following
                                 positions:  An  officer of certain
                                 former
                                 Rochester   funds  (May,   1993  -
                                 January,
                                 1996);   Secretary   of  Rochester
                                 Capital

                                 Advisors,    Inc.    and   General
                                 Counsel (June,
                                 1993 - January  1996) of Rochester
                                 Capital
                                 Advisors, L.P.

Jennifer Foxson,
Vice President                   None.

Linda Gardner,
Vice President                   None.

Alan Gilston,
Vice President                   Formerly,      Vice      President
                                 (1987-1997) for
                                 Schroder    Capital     Management
                                 International.

Jill Glazerman,
Assistant Vice President         None.

Mikhail Goldverg
Assistant Vice President         None.

Jeremy Griffiths,
Chief Financial Officer          Chief   Financial    Officer   and
                                 Treasurer
                                 (since March, 1998) of Oppenheimer
                                 Acquisition  Corp.;  a Member  and
                                 Fellow of
                                 the    Institute    of   Chartered
                                  Accountants;
                                 formerly,    an   accountant   for
                                  Arthur Young
                                 (London, U.K.).

Robert Grill,
Vice President                   Formerly,      Marketing      Vice
                                 President for
                                 Bankers Trust Company (1993-1996);
                                 Steering     Committee     Member,
                                 Subcommittee
                                 Chairman  for   American   Savings
                                 Education
                                 Council (1995-1996).

Caryn Halbrecht,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Elaine T. Hamann,
Vice President                   Formerly,      Vice      President
                                (September, 1989
                        - January, 1997) of Bankers Trust
                                 Company.

Glenna Hale,
Vice President                   Formerly,      Vice      President
                                 (1994-1997) of
                                 Retirement Plans Services for
                                 OppenheimerFunds Services.

Robert Haley
Assistant                        Vice  President  Formerly,  Vice  President  of
                                 Information  Services for Bankers Trust Company
                                 (January, 1991 - November, 1997).

Thomas B. Hayes,
Vice President                   None.

Barbara Hennigar,
Executive Vice President and
Chief Executive Officer of
OppenheimerFunds Services,
a division of the Manager        President  and  Director  of SFSI;
                                    President
                                 and  Chief  executive  Officer  of
                                 SSI.

Dorothy Hirshman,                None.
Assistant Vice President

Alan Hoden,
Vice President                   None.

Merryl Hoffman,
Vice President                   None.

Nicholas Horsley,
Vice President                   Formerly,  a Senior Vice President
                                 and
                                 Portfolio   Manager  for  Warburg,
                                 Pincus
                                 Counsellors,   Inc.   (1993-1997),
                                 Co-manager
                                 of   Warburg,    Pincus   Emerging
                                 Markets Fund
                                 (12/94   -   10/97),    Co-manager
                                 Warburg,
                                 Pincus   Institutional    Emerging
                                  Markets Fund
                                 -   Emerging   Markets   Portfolio
                                 (8/96 -
                                 10/97),  Warburg  Pincus Japan OTC
                                 Fund,
                                 Associate   Portfolio  Manager  of
                                 Warburg
                                 Pincus  International Equity Fund,
                                 Warburg
                                 Pincus    Institutional   Fund   -
                                 Intermediate
                                 Equity   Portfolio,   and  Warburg
                                   Pincus EAFE
                                      Fund.

Scott T. Huebl,
Assistant Vice President         None.

Richard Hymes,
Vice President                   None.

Jane Ingalls,
Vice President                   None.

Frank Jennings,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Thomas W. Keffer,
Senior Vice President            None.

Avram Kornberg,
Vice President                   None.

Joseph Krist,
Assistant Vice President         None.

Michael Levine,
Assistant Vice President         None.

Shanquan Li,
Vice President                   None.

Stephen F. Libera,
Vice President                   An   officer   and/or    portfolio
                                 manager for
                                 certain   Oppenheimer   funds;   a
                                 Chartered
                                 Financial    Analyst;    a    Vice
                                 President of
                                 HarbourView;  prior to March 1996,
                                 the
                                 senior bond portfolio manager for
                                 Panorama  Series Fund Inc.,  other
                                 mutual
                                 funds   and    pension    accounts
                                 managed by G.R.
                                 Phelps;   also   responsible   for
                                 managing the
                                 public   fixed-income   securities
                                 department
                                 at    Connecticut    Mutual   Life
                                  Insurance Co.

Mitchell J. Lindauer,
Vice President                   None.

David Mabry,
Assistant Vice President         None.

Steve Macchia,
Assistant Vice President         None.

Bridget Macaskill,
President, Chief Executive Officer
and Director                     Chief  Executive   Officer  (since
                                 September
                                 1995);   President   and  director
                                 (since June
                                 1991)  of  HarbourView;   Chairman
                                 and a
                                 director  of  SSI  (since   August
                                 1994), and
                                 SFSI (September  1995);  President
                                 (since
                                 September  1995)  and  a  director
                                 (since
                                 October  1990)  of OAC;  President
                                 (since
                                 September  1995)  and  a  director
                                 (since
                                 November   1989)  of   Oppenheimer
                                 Partnership
                                 Holdings, Inc., a holding company
                                 subsidiary  of OFI; a director  of
                                 ORAMI
                                 (since July 1996) ; President  and
                                 a
                                 director  (since  October 1997) of
                                 OFIL, an
                                 offshore  fund manager  subsidiary
                                 of OFI
                                 and Oppenheimer  Millennium  Funds
                                 plc
                                 (since  October  1997);  President
                                 and  a
                                 director   of  other   Oppenheimer
                                 funds;  a
                                 director   of  the  NASDAQ   Stock
                                 Market, Inc.
                                 and of  Hillsdown  Holdings plc (a
                                 U.K. food
                                 company);  formerly,  an Executive
                                 Vice
                                 President of OFI.

Wesley Mayer,
Vice President                   Formerly,      Vice      President
                                (January, 1995 -
                        June, 1996) of Manufacturers Life
                               Insurance Company.

Loretta McCarthy,
Executive Vice President         None.

Kelley A. McCarthy-Kane
Assistant Vice President         Formerly,     Product     Manager,
                                 Assistant Vice
                         President (June 1995 - October,
                                    1997) of
                          Merrill Lynch Pierce Fenner &
                                 Smith.

Beth Michnowski,                 Formerly,     Senior     Marketing
Manager (May,
                                 1996 -
Assistant                        Vice  President  June,  1997) and  Director  of
                                 Product Marketing (August, 1992 - May, 1996) with Fidelity Investments.

Lisa Migan,
Assistant Vice President         None.


Denis R. Molleur,
Vice President                   None.

Nikolaos Monoyios,
Vice President A Vice President and/or portfolio manager of certain Oppenheimer funds (since April 1998); a Certified Financial
                                 Analyst;
                                 formerly,  a  Vice  President  and
                                    portfolio
                                 manager  for   Guardian   Investor
                                    Services,
                                 the  management  subsidiary of The
                                 Guardian
                                 Life   Insurance   Company  (since
                                 1979).

Linda Moore,
Vice President                   Formerly,  Marketing Manager (July
                                 1995-
                                 November     1996)    for    Chase
                                   Investment
                                 Services Corp.

Kenneth Nadler,
Vice President                   None.


David Negri,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President         None.

Robert A. Nowaczyk,
Vice President                   None.

Ray Olson,
Assistant Vice President         None.

Richard M. O'Shaugnessy,
Assistant Vice President:
Rochester Division               None.

Gina M. Palmieri,
Assistant Vice President         None.

Robert E. Patterson,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

James Phillips
Assistant Vice President         None.

Caitlin Pincus,                  Formerly,  Manager  (June,  1995 -
December,
                                 1997)
Vice President                   of McKinsey & Co.

John Pirie,
Assistant Vice President         Formerly,  a Vice  President  with
                                 Cohane
                                 Rafferty Securities, Inc.

Jane Putnam,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Michael Quinn,
Assistant Vice President         Formerly,      Assistant      Vice
                                President (April,
                          1995 - January, 1998) of Van
                                     Kampen
                                American Capital.

Russell Read,
Senior Vice President            Vice   President  of   Oppenheimer
                                   Real Asset
                                 Management,   Inc.  (since  March,
                                 1995).

Thomas Reedy,
Vice President                   An   officer   and/or    portfolio
                                   manager of
                                 certain     Oppenheimer     funds;
                                   formerly, a
                                 Securities    Analyst    for   the
                                 Manager.

Ruxandra Risko,
Vice President                   None.

Adam Rochlin,
Vice President                   None.

Michael S. Rosen,
Vice President; President,
Rochester                        Division An officer and/or portfolio manager of
                                 certain Oppenheimer funds.
Richard H. Rubinstein,
Senior                           Vice  President  An  officer  and/or  portfolio
                                 manager of certain Oppenheimer funds.
Lawrence Rudnick,
Assistant Vice President         None.

James Ruff,
Executive Vice President & DirectNone.

Valerie Sanders,
Vice President                   None.

Scott Scharer
Assistant Vice President         None.

Ellen Schoenfeld,
Assistant Vice President         None.

Stephanie Seminara,
Vice President                   None.

Michelle Simone,
Assistant Vice President         None.

Richard Soper,
Vice President                   None.

Stuart J. Speckman
Vice President                   Formerly,   Vice   President   and
                                   Wholesaler
                                 for     Prudential      Securities
                                 (December, 1990
                                 - July, 1997).
Nancy Sperte,
Executive Vice President         None.

Donald W. Spiro,
Chairman Emeritus and Director   Vice  Chairman  and Trustee of the
                                    New York-
                                 based Oppenheimer Funds; formerly,
                                 Chairman of the Manager and the
                                  Distributor.

Richard A. Stein,
Vice President: Rochester DivisioAssistant  Vice  President  (since
                                 1995) of
                                 Rochester Capitol Advisors, L.P.

Arthur Steinmetz,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Ralph Stellmacher,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

John Stoma,
Senior Vice President, Director
Retirement Plans                 None.

Michael C. Strathearn,
Vice President                   An   officer   and/or    portfolio
                                 manager of
                                 certain   Oppenheimer   funds;   a
                                 Chartered
                                 Financial    Analyst;    a    Vice
                                 President of
                                 HarbourView.

James C. Swain,
Vice Chairman of the Board       Chairman,    CEO   and    Trustee,
                                 Director or
                                 Managing     Partner     of    the
                                 Denver-based
                                 Oppenheimer Funds; President and a
                                 Director of Centennial; formerly,
                                 President  and  Director  of OAMC,
                                 and
                                 Chairman of the Board of SSI.

James Tobin,
Vice President                   None.

Susan Torrisi,
Assistant Vice President         None.

Jay Tracey,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

James Turner,
Assistant Vice President         None.

Gary Tyc,
Vice President, Assistant
Secretary and Assistant TreasurerAssistant    Treasurer    of   the
                                 Distributor and
                                 SFSI.

Ashwin Vasan,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Teresa Ward,
Assistant Vice President         None.

Dorothy Warmack,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Jerry Webman,
Senior Vice President            Director    of   New    York-based
                                 tax-exempt
                                 fixed income Oppenheimer funds.

Christine Wells,
Vice President                   None.

Joseph Welsh,
Assistant Vice President         None.

Kenneth B. White,
Vice President                   An   officer   and/or    portfolio
                                 manager of
                                 certain   Oppenheimer   funds;   a
                                 Chartered
                                 Financial Analyst;  Vice President
                                 of
                                 HarbourView.

William L. Wilby,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds; Vice President of HarbourView.

Carol Wolf,
Vice President                   An   officer   and/or    portfolio
                                 manager of
                                 certain  Oppenheimer  funds;  Vice
                                 President
                                 of  Centennial;   Vice  President,
                                 Finance and
                                 Accounting;   Point  of   Contact:
                                 Finance
                                 Supporters of Children;  Member of
                                 the
                                 Oncology  Advisory  Board  of  the
                                 Childrens
                                 Hospital.

Caleb Wong,
Assistant Vice President         None.

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General Counsel                  Assistant  Secretary of SSI (since
                                 May
                                 1985),    SFSI   (since   November
                                 1989), OFIL
                                 (since     1998),      Oppenheimer
                                 Millennium Funds
                                 plc  (since  October   1997);   an
                                 officer of
                                 other Oppenheimer funds.

Jill Zachman,
Assistant Vice President:
Rochester Division               None.

Arthur J. Zimmer,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds; Vice President of Centennial.

      The   Oppenheimer    Funds   include   the   New   York-based
Oppenheimer
Funds,    the    Denver-based    Oppenheimer    Funds    and    the
Oppenheimer/Quest
Rochester Funds, as set forth below:


      New York-based Oppenheimer Funds

      Oppenheimer California Municipal Fund

      Oppenheimer Capital Appreciation Fund

      Oppenheimer Developing Markets Fund

      Oppenheimer Discovery Fund

      Oppenheimer Enterprise Fund

      Oppenheimer Global Fund

      Oppenheimer Global Growth & Income Fund

      Oppenheimer Gold & Special Minerals Fund

      Oppenheimer Growth Fund

      Oppenheimer International Growth Fund

      Oppenheimer International Small Company Fund

      Oppenheimer MidCap Fund

      Oppenheimer Money Market Fund, Inc.

      Oppenheimer Multi-Sector Income Trust

      Oppenheimer Multi-State Municipal Trust

      Oppenheimer Multiple Strategies Fund

      Oppenheimer Municipal Bond Fund

      Oppenheimer New York Municipal Fund

      Oppenheimer Series Fund, Inc.

      Oppenheimer U.S. Government Trust

      Oppenheimer World Bond Fund

      Quest/Rochester Funds

      Limited Term New York Municipal Fund

      Oppenheimer Convertible Securities Fund

      Oppenheimer Quest Capital Value Fund, Inc.

      Oppenheimer Quest For Value Funds

      Oppenheimer Quest Global Value Fund, Inc.

      Oppenheimer Quest Value Fund, Inc.

      Rochester Fund Municipals

      Denver-based Oppenheimer Funds

      Centennial America Fund, L.P.

      Centennial California Tax Exempt Trust

      Centennial Government Trust

      Centennial Money Market Trust

      Centennial New York Tax Exempt Trust

      Centennial Tax Exempt Trust

      Oppenheimer Cash Reserves

      Oppenheimer Champion Income Fund

      Oppenheimer Equity Income Fund

      Oppenheimer High Yield Fund

      Oppenheimer Integrity Funds

      Oppenheimer International Bond Fund

      Oppenheimer Limited-Term Government Fund

      Oppenheimer Main Street Funds, Inc.

      Oppenheimer Municipal Fund

      Oppenheimer Real Asset Fund

      Oppenheimer Strategic Income Fund

      Oppenheimer Total Return Fund, Inc.

      Oppenheimer Variable Account Funds

      Panorama Series Fund, Inc.

      The New York Tax-Exempt Income Fund, Inc.


      The address of OppenheimerFunds, Inc., the New York-based
Oppenheimer    Funds,    the    Quest    Funds,    OppenheimerFunds
Distributor,
Inc.,    HarbourView    Asset   Management    Corp.,    Oppenheimer
Partnership
Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World

Trade Center, New York, New York 10048-0203.

      The   address   of  the   Denver-based   Oppenheimer   Funds,
Shareholder
Financial Services, Inc., Shareholder Services, Inc.,
OppenheimerFunds    Services,     Centennial    Asset    Management
Corporation,
Centennial Capital Corp., and Oppenheimer Real Asset Management,
Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.

      The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.

Item 29.    Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 28(b) above.

(b) The directors and officers of the Registrant's principal underwriter are:

Name & Principal         Positions & Offices     Positions        &
Offices
Business Address         with Underwriter        with Registrant

George C. Bowen(1)       Vice President and      Vice President and
                         Treasurer               Treasurer of the
                                                 Oppenheimer funds.

Julie Bowers             Vice President          None
21 Dreamwold Road
Scituate, MA 02066

Peter W. Brennan         Vice President          None
1940 Cotswold Drive
Orlando, FL 32825

Maryann Bruce(2)         Senior Vice President;  None
                         Director: Financial
                         Institution Division

Robert Coli              Vice President          None
12 White Tail Lane
Bedminster, NJ 07921

Ronald T. Collins        Vice President          None
710-3 E. Ponce de Leon Ave.
Decatur, GA  30030

William Coughlin         Vice President          None
542 West Surf - #2N
Chicago, IL  60657

Mary Crooks(1)

Daniel Deckman           Vice President          None
12252 Rockledge Circle
Boca Raton, FL 33428

Christopher DeSimone     Vice President          None
110 W. Grant Street, #25A
Minneapolis, MN 55403
Rhonda Dixon-Gunner(1)   Assistant Vice PresidentNone

Andrew John Donohue(2)   Executive Vice          Secretary of the
                         President & Director    Oppenheimer funds.

Kenneth Dorris           Vice President          None
4104 Harlanwood Drive
Fort Worth, TX 76109

Wendy H. Ehrlich         Vice President          None
4 Craig Street
Jericho, NY 11753

Kent Elwell              Vice President          None
41 Craig Place
Cranford, NJ  07016

Todd Ermenio             Vice President          None
11011 South Darlington
Tulsa, OK  74137

John Ewalt               Vice President          None
2301 Overview Dr. NE
Tacoma, WA 98422

George Fahey             Vice President          None
412 Commons Way
Doylestown, PA 18901

Katherine P. Feld(2)     Vice President          None
                         & Secretary

Mark Ferro               Vice President          None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding(3)    Vice President          None

Ronald R. Foster         Senior Vice President   None
11339 Avant Lane
Cincinnati, OH 45249

Patricia Gadecki         Vice President          None
950 First St., S.
Suite 204
Winter Haven, FL  33880

Luiggino Galleto         Vice President          None
10239 Rougemont Lane
Charlotte, NC 28277

L. Daniel Garrity        Vice President          None
2120 Brookhaven View, N.E.
Atlanta, GA 30319

Mark Giles               Vice President          None
5506 Bryn Mawr
Dallas, TX 75209

Ralph Grant(2)           Vice President/National None
                         Sales Manager

Michael Guman            Vice President          None
3913 Pleasent Avenue
Allentown, PA 18103

C. Webb Heidinger        Vice President          None
28 Cable Road
Rye, NH 03870

Byron Ingram(2)          Assistant Vice PresidentNone

Eric K. Johnson          Vice President          None
3665 Clay Street
San Francisco, CA 94118

Mark D. Johnson          Vice President          None
409 Sundowner Ridge Court
Wildwood, MO  63011

Michael Keogh(2)         Vice President          None

Richard Klein            Vice President          None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Daniel Krause            Vice President          None
560 Beacon Hill Drive
Orange Village, OH  44022

Ilene Kutno(2)           Assistant Vice PresidentNone

Todd Lawson              Vice President          None
3333 E. Bayaud Avenue
Unit 714
Denver, CO 80209

Wayne A. LeBlang         Senior Vice President   None
23 Fox Trail
Lincolnshire, IL 60069

Dawn Lind                Vice President          None
7 Maize Court
Melville, NY 11747

James Loehle             Vice President          None
30 John Street
Cranford, NJ  07016

Todd Marion              Vice President          None
39 Coleman Avenue
Chatham, N.J. 07928

Marie Masters            Vice President          None
520 E. 76th Street
New York, NY  10021

LuAnn Mascia(2)          Assistant Vice PresidentNone

Theresa-Marie Maynier    Vice President          None
4411 Spicewood Springs, #811
Austin, TX 78759

John McDonough           Vice President          None
6010 Ocean Front Avenue
Virginia Beach, VA 23451

Tanya Mrva(2)            Assistant Vice PresidentNone

Laura Mulhall(2)         Senior Vice President   None

Charles Murray           Vice President          None
18 Spring Lake Drive
Far Hills, NJ 07931

Wendy Murray             Vice President          None
32 Carolin Road
Upper Montclair, NJ 07043

Denise-Marke Nakamura    Vice President          None
2870 White Ridge Place, #24
Thousand Oaks, CA  91362

Chad V. Noel             Vice President          None
60 Myrtle Beach Drive
Henderson, NV  89014

Joseph Norton            Vice President          None
2518 Fillmore Street
San Francisco, CA  94115

Kevin Parchinski         Vice President          None
8409 West 116th Terrace
Overland Park, KS 66210

Gayle Pereira            Vice President          None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit        Vice President          None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti            Vice President          None
1777 Larimer St. #807
Denver, CO  80202

Steve Puckett            Vice President          None
2555 N. Clark, #209
Chicago, IL  60614

Elaine Puleo(2)          Senior Vice President   None

Minnie Ra                Vice President          None
100 Delores Street, #203

Carmel, CA 93923

Dustin Raring            Vice President          None
378 Elm Street
Denver, CO 80220

Michael Raso             Vice President          None
16 N. Chatsworth Ave.
Apt. 301
Larchmont, NY  10538

John C. Reinhardt(3)     Vice President          None

Douglas Rentschler       Vice President          None
867 Pemberton
Grosse Pointe Park, MI 48230

Ian Robertson            Vice President          None
4204 Summit Wa
Marietta, GA 30066

Michael S. Rosen(3)      Vice President          None

Kenneth Rosenson         Vice President          None
28214 Rey de Copas Lane
Malibu, CA 90265

James Ruff(2)            President               None

Timothy Schoeffler       Vice President          None
1717 Fox Hall Road
Washington, DC  77479

Michael Sciortino        Vice President          None
785 Beau Chene Drive
Mandeville, LA  70471

Robert Shore             Vice President          None
26 Baroness Lane
Laguna Niguel, CA 92677

Timothy Stegman          Vice President          None
749 Jackson Street
Denver, CO 80206

Brian Summe              Vice President          None
239 N. Colony Drive
Edgewood, KY 41017

George Sweeney           Vice President          None
5 Smokehouse Lane
Hummelstown, PA  17036

Andrew Sweeny            Vice President          None
5967 Bayberry Drive
Cincinnati, OH 45242

Scott McGregor Tatum     Vice President          None
7123 Cornelia Lane
Dallas, TX  75214

David G. Thomas          Vice President          None
8116 Arlingon Blvd. #123
Falls Church, VA 22042

Sarah Turpin             Vice President          None
2201 Wolf Street, #5202
Dallas, TX 75201

Gary Paul Tyc(1)         Assistant Treasurer     None

Mark Stephen Vandehey(1) Vice President          None

Marjorie Williams        Vice President          None
6930 East Ranch Road
Cave Creek, AZ  85331

(1) 6803 South Tucson Way, Englewood, Colorado 80112

(2) Two World Trade Center, New York, NY 10048-0203

(3) 350 Linden Oaks, Rochester, NY  14625-2807


(c)  Not applicable.

Item 30.   Location of Accounts and Records
-------    --------------------------------

      The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at
6803
South Tucson Way, Englewood, Colorado 80112.

Item 31.   Management Services
--------   -------------------

      Not applicable.

Item 32.   Undertakings
--------   ------------

      (a) Not applicable.

      (b) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of its registration statement under the Securities Act of 1933.

                            SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 4th day of June, 1998

                          OPPENHEIMER STABLE VALUE FUND

                          By: /s/ James C. Swain
                          ------------------------------------
                            James C. Swain, Chairman


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signatures                      Title                Date
----------                      -----                ----

/s/ Leon Levy*                  Chairman of the      June 4, 1998
--------------                  Board of Trustees
Leon Levy

/s/ Bridget A. Macaskill*       President, Chief     June 4, 1998
------------------------        Executive Officer
Bridget A. Macaskill            and Trustee

/s/ George Bowen*               Treasurer and        June 4, 1998
-----------------               Principal Financial
George Bowen                    and Accounting
                                Officer

/s/ Robert G. Galli*            Trustee              June 4, 1998
--------------------
Robert G. Galli

/s/ Benjamin Lipstein*          Trustee              June 4, 1998
----------------------
Benjamin Lipstein

/s/ Elizabeth B. Moynihan*      Trustee              June 4, 1998
--------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*         Trustee              June 4, 1998
-----------------------
Kenneth A. Randall

/s/ Edward V. Regan*            Trustee              June 4, 1998
--------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*   Trustee              June 4, 1998
-----------------------------
Russell S. Reynolds, Jr.

/s/ Donald W. Spiro*            Trustee              June 4, 1998
--------------------
Donald W. Spiro

/s/ Pauline Trigere*            Trustee              June 4, 1998
--------------------
Pauline Trigere

/s/ Clayton K. Yeutter*         Trustee              June 4, 1998
-----------------------
Clayton K. Yeutter



*By: /s/Robert G. Zack
--------------------------------
Robert G. Zack, Attorney-in-Fact

                   OPPENHEIMER STABLE VALUE FUND


                           EXHIBIT INDEX


Form N-1A
Item No.          Description

24(b)(1)          Declaration of Trust dated 6/2/98

24(b)(2)          By-Laws dated 6/2/98

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